UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: June 1, 2024 to November 30, 2024

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Target In-Retirement Fund Class A - VTRVX

Voya Target In-Retirement Fund Class I - ISOLX

Voya Target In-Retirement Fund Class R - VRRFX

Voya Target In-Retirement Fund Class R6 - VTRWX

Voya Target Retirement 2025 Fund Class A - VTRCX

Voya Target Retirement 2025 Fund Class I - IRSLX

Voya Target Retirement 2025 Fund Class R - VRRHX

Voya Target Retirement 2025 Fund Class R6 - VTRDX

Voya Target Retirement 2030 Fund Class A - VTREX

Voya Target Retirement 2030 Fund Class I - IRSMX

Voya Target Retirement 2030 Fund Class R - VRRIX

Voya Target Retirement 2030 Fund Class R6 - VTRFX

Voya Target Retirement 2035 Fund Class A - VTRGX

Voya Target Retirement 2035 Fund Class I - IRSNX

Voya Target Retirement 2035 Fund Class R - VRRJX

Voya Target Retirement 2035 Fund Class R6 - VTRHX

Voya Target Retirement 2040 Fund Class A - VTRJX

Voya Target Retirement 2040 Fund Class I - IRSOX

Voya Target Retirement 2040 Fund Class R - VRRKX

Voya Target Retirement 2040 Fund Class R6 - VTRKX

Voya Target Retirement 2045 Fund Class A - VTRMX

Voya Target Retirement 2045 Fund Class I - IRSPX

Voya Target Retirement 2045 Fund Class R - VRRLX

Voya Target Retirement 2045 Fund Class R6 - VTRNX

Voya Target Retirement 2050 Fund Class A - VTROX

Voya Target Retirement 2050 Fund Class I - IRSQX

Voya Target Retirement 2050 Fund Class R - VRRMX

Voya Target Retirement 2050 Fund Class R6 - VTRPX

Voya Target Retirement 2055 Fund Class A - VTRQX

Voya Target Retirement 2055 Fund Class I - IRSVX

Voya Target Retirement 2055 Fund Class R - VRRNX

Voya Target Retirement 2055 Fund Class R6 - VTRRX

Voya Target Retirement 2060 Fund Class A - VTRSX

Voya Target Retirement 2060 Fund Class I - VRSAX

Voya Target Retirement 2060 Fund Class R - VRROX

Voya Target Retirement 2060 Fund Class R6 - VTRUX

Voya Target Retirement 2065 Fund Class A - VTAUX

Voya Target Retirement 2065 Fund Class I - VTIUX

Voya Target Retirement 2065 Fund Class R - VTURX

Voya Target Retirement 2065 Fund Class R6 - VTUFX

Voya Target In-Retirement Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class A: VTRVX

This semi-annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$24	0.46%

Fund Statistics

  Total Net Assets$111,999,097
  # of Portfolio Holdings13
  Portfolio Turnover Rate67%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.5%
Nuveen S&P 500 Index Fund - Class R6	19.4%
iShares Core U.S. Aggregate Bond ETF	14.1%
Schwab U.S. TIPS ETF	10.0%
Voya Short Duration Bond Fund - Class R6	8.9%
Vanguard FTSE Developed Markets ETF	5.5%
SPDR Portfolio High Yield Bond ETF	4.0%
iShares Core S&P Mid-Cap ETF	3.0%
Vanguard Long-Term Treasury ETF	2.1%
Vanguard FTSE Emerging Markets ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	32.9%
Fixed Income	67.1%

Target Asset Allocations

Value	Value
US Large Blend	19.5%
US Mid Cap Blend	3.0%
International	7.5%
Emerging Markets	3.0%
Core Fixed Income	40.5%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	9.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target In-Retirement Fund

Class A: VTRVX

92913M716-SAR

Voya Target In-Retirement Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class I: ISOLX

This semi-annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$6	0.11%

Fund Statistics

  Total Net Assets$111,999,097
  # of Portfolio Holdings13
  Portfolio Turnover Rate67%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.5%
Nuveen S&P 500 Index Fund - Class R6	19.4%
iShares Core U.S. Aggregate Bond ETF	14.1%
Schwab U.S. TIPS ETF	10.0%
Voya Short Duration Bond Fund - Class R6	8.9%
Vanguard FTSE Developed Markets ETF	5.5%
SPDR Portfolio High Yield Bond ETF	4.0%
iShares Core S&P Mid-Cap ETF	3.0%
Vanguard Long-Term Treasury ETF	2.1%
Vanguard FTSE Emerging Markets ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	32.9%
Fixed Income	67.1%

Target Asset Allocations

Value	Value
US Large Blend	19.5%
US Mid Cap Blend	3.0%
International	7.5%
Emerging Markets	3.0%
Core Fixed Income	40.5%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	9.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target In-Retirement Fund

Class I: ISOLX

92913M856-SAR

Voya Target In-Retirement Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class R: VRRFX

This semi-annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$37	0.71%

Fund Statistics

  Total Net Assets$111,999,097
  # of Portfolio Holdings13
  Portfolio Turnover Rate67%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.5%
Nuveen S&P 500 Index Fund - Class R6	19.4%
iShares Core U.S. Aggregate Bond ETF	14.1%
Schwab U.S. TIPS ETF	10.0%
Voya Short Duration Bond Fund - Class R6	8.9%
Vanguard FTSE Developed Markets ETF	5.5%
SPDR Portfolio High Yield Bond ETF	4.0%
iShares Core S&P Mid-Cap ETF	3.0%
Vanguard Long-Term Treasury ETF	2.1%
Vanguard FTSE Emerging Markets ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	32.9%
Fixed Income	67.1%

Target Asset Allocations

Value	Value
US Large Blend	19.5%
US Mid Cap Blend	3.0%
International	7.5%
Emerging Markets	3.0%
Core Fixed Income	40.5%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	9.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target In-Retirement Fund

Class R: VRRFX

92913M278-SAR

Voya Target In-Retirement Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class R6: VTRWX

This semi-annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$4	0.07%

Fund Statistics

  Total Net Assets$111,999,097
  # of Portfolio Holdings13
  Portfolio Turnover Rate67%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.5%
Nuveen S&P 500 Index Fund - Class R6	19.4%
iShares Core U.S. Aggregate Bond ETF	14.1%
Schwab U.S. TIPS ETF	10.0%
Voya Short Duration Bond Fund - Class R6	8.9%
Vanguard FTSE Developed Markets ETF	5.5%
SPDR Portfolio High Yield Bond ETF	4.0%
iShares Core S&P Mid-Cap ETF	3.0%
Vanguard Long-Term Treasury ETF	2.1%
Vanguard FTSE Emerging Markets ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	32.9%
Fixed Income	67.1%

Target Asset Allocations

Value	Value
US Large Blend	19.5%
US Mid Cap Blend	3.0%
International	7.5%
Emerging Markets	3.0%
Core Fixed Income	40.5%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	9.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target In-Retirement Fund

Class R6: VTRWX

92913M690-SAR

Voya Target Retirement 2025 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class A: VTRCX

This semi-annual shareholder report contains important information about Voya Target Retirement 2025 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$19	0.36%

Fund Statistics

  Total Net Assets$154,792,729
  # of Portfolio Holdings14
  Portfolio Turnover Rate48%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	25.4%
Voya Intermediate Bond Fund - Class R6	24.3%
iShares Core U.S. Aggregate Bond ETF	12.8%
Schwab U.S. TIPS ETF	8.2%
Vanguard FTSE Developed Markets ETF	7.3%
Voya Short Duration Bond Fund - Class R6	4.7%
iShares Core S&P Mid-Cap ETF	3.5%
Voya Multi-Manager International Equity Fund - Class I	3.2%
SPDR Portfolio High Yield Bond ETF	3.0%
Vanguard Long-Term Treasury ETF	2.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	43.4%
Fixed Income	56.6%

Target Asset Allocations

Value	Value
US Large Blend	25.5%
US Mid Cap Blend	3.5%
US Small Cap	1.0%
International	10.5%
Emerging Markets	3.0%
Core Fixed Income	37.0%
High Yield	3.0%
International Bonds	1.5%
TIPS	8.3%
Short Duration	4.7%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2025 Fund

Class A: VTRCX

92913M666-SAR

Voya Target Retirement 2025 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class I: IRSLX

This semi-annual shareholder report contains important information about Voya Target Retirement 2025 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$7	0.13%

Fund Statistics

  Total Net Assets$154,792,729
  # of Portfolio Holdings14
  Portfolio Turnover Rate48%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	25.4%
Voya Intermediate Bond Fund - Class R6	24.3%
iShares Core U.S. Aggregate Bond ETF	12.8%
Schwab U.S. TIPS ETF	8.2%
Vanguard FTSE Developed Markets ETF	7.3%
Voya Short Duration Bond Fund - Class R6	4.7%
iShares Core S&P Mid-Cap ETF	3.5%
Voya Multi-Manager International Equity Fund - Class I	3.2%
SPDR Portfolio High Yield Bond ETF	3.0%
Vanguard Long-Term Treasury ETF	2.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	43.4%
Fixed Income	56.6%

Target Asset Allocations

Value	Value
US Large Blend	25.5%
US Mid Cap Blend	3.5%
US Small Cap	1.0%
International	10.5%
Emerging Markets	3.0%
Core Fixed Income	37.0%
High Yield	3.0%
International Bonds	1.5%
TIPS	8.3%
Short Duration	4.7%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2025 Fund

Class I: IRSLX

92913M773-SAR

Voya Target Retirement 2025 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class R: VRRHX

This semi-annual shareholder report contains important information about Voya Target Retirement 2025 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$32	0.61%

Fund Statistics

  Total Net Assets$154,792,729
  # of Portfolio Holdings14
  Portfolio Turnover Rate48%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	25.4%
Voya Intermediate Bond Fund - Class R6	24.3%
iShares Core U.S. Aggregate Bond ETF	12.8%
Schwab U.S. TIPS ETF	8.2%
Vanguard FTSE Developed Markets ETF	7.3%
Voya Short Duration Bond Fund - Class R6	4.7%
iShares Core S&P Mid-Cap ETF	3.5%
Voya Multi-Manager International Equity Fund - Class I	3.2%
SPDR Portfolio High Yield Bond ETF	3.0%
Vanguard Long-Term Treasury ETF	2.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	43.4%
Fixed Income	56.6%

Target Asset Allocations

Value	Value
US Large Blend	25.5%
US Mid Cap Blend	3.5%
US Small Cap	1.0%
International	10.5%
Emerging Markets	3.0%
Core Fixed Income	37.0%
High Yield	3.0%
International Bonds	1.5%
TIPS	8.3%
Short Duration	4.7%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2025 Fund

Class R: VRRHX

92913M252-SAR

Voya Target Retirement 2025 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class R6: VTRDX

This semi-annual shareholder report contains important information about Voya Target Retirement 2025 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$4	0.08%

Fund Statistics

  Total Net Assets$154,792,729
  # of Portfolio Holdings14
  Portfolio Turnover Rate48%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	25.4%
Voya Intermediate Bond Fund - Class R6	24.3%
iShares Core U.S. Aggregate Bond ETF	12.8%
Schwab U.S. TIPS ETF	8.2%
Vanguard FTSE Developed Markets ETF	7.3%
Voya Short Duration Bond Fund - Class R6	4.7%
iShares Core S&P Mid-Cap ETF	3.5%
Voya Multi-Manager International Equity Fund - Class I	3.2%
SPDR Portfolio High Yield Bond ETF	3.0%
Vanguard Long-Term Treasury ETF	2.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	43.4%
Fixed Income	56.6%

Target Asset Allocations

Value	Value
US Large Blend	25.5%
US Mid Cap Blend	3.5%
US Small Cap	1.0%
International	10.5%
Emerging Markets	3.0%
Core Fixed Income	37.0%
High Yield	3.0%
International Bonds	1.5%
TIPS	8.3%
Short Duration	4.7%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2025 Fund

Class R6: VTRDX

92913M658-SAR

Voya Target Retirement 2030 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class A: VTREX

This semi-annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$20	0.38%

Fund Statistics

  Total Net Assets$162,781,183
  # of Portfolio Holdings13
  Portfolio Turnover Rate23%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	34.4%
Voya Intermediate Bond Fund - Class R6	18.1%
iShares Core U.S. Aggregate Bond ETF	12.0%
Vanguard FTSE Developed Markets ETF	8.5%
Voya Multi-Manager International Equity Fund - Class I	7.0%
iShares Core S&P Mid-Cap ETF	5.0%
Schwab U.S. TIPS ETF	3.0%
iShares Core S&P Small-Cap ETF	2.5%
Vanguard FTSE Emerging Markets ETF	2.5%
Vanguard Long-Term Treasury ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	39.1%
Equity	60.9%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Mid Cap Blend	5.0%
US Small Cap	2.5%
International	15.5%
Emerging Markets	3.5%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2030 Fund

Class A: VTREX

92913M641-SAR

Voya Target Retirement 2030 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class I: IRSMX

This semi-annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$7	0.13%

Fund Statistics

  Total Net Assets$162,781,183
  # of Portfolio Holdings13
  Portfolio Turnover Rate23%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	34.4%
Voya Intermediate Bond Fund - Class R6	18.1%
iShares Core U.S. Aggregate Bond ETF	12.0%
Vanguard FTSE Developed Markets ETF	8.5%
Voya Multi-Manager International Equity Fund - Class I	7.0%
iShares Core S&P Mid-Cap ETF	5.0%
Schwab U.S. TIPS ETF	3.0%
iShares Core S&P Small-Cap ETF	2.5%
Vanguard FTSE Emerging Markets ETF	2.5%
Vanguard Long-Term Treasury ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	39.1%
Equity	60.9%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Mid Cap Blend	5.0%
US Small Cap	2.5%
International	15.5%
Emerging Markets	3.5%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2030 Fund

Class I: IRSMX

92913M781-SAR

Voya Target Retirement 2030 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class R: VRRIX

This semi-annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$33	0.63%

Fund Statistics

  Total Net Assets$162,781,183
  # of Portfolio Holdings13
  Portfolio Turnover Rate23%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	34.4%
Voya Intermediate Bond Fund - Class R6	18.1%
iShares Core U.S. Aggregate Bond ETF	12.0%
Vanguard FTSE Developed Markets ETF	8.5%
Voya Multi-Manager International Equity Fund - Class I	7.0%
iShares Core S&P Mid-Cap ETF	5.0%
Schwab U.S. TIPS ETF	3.0%
iShares Core S&P Small-Cap ETF	2.5%
Vanguard FTSE Emerging Markets ETF	2.5%
Vanguard Long-Term Treasury ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	39.1%
Equity	60.9%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Mid Cap Blend	5.0%
US Small Cap	2.5%
International	15.5%
Emerging Markets	3.5%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2030 Fund

Class R: VRRIX

92913M245-SAR

Voya Target Retirement 2030 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class R6: VTRFX

This semi-annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$5	0.09%

Fund Statistics

  Total Net Assets$162,781,183
  # of Portfolio Holdings13
  Portfolio Turnover Rate23%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	34.4%
Voya Intermediate Bond Fund - Class R6	18.1%
iShares Core U.S. Aggregate Bond ETF	12.0%
Vanguard FTSE Developed Markets ETF	8.5%
Voya Multi-Manager International Equity Fund - Class I	7.0%
iShares Core S&P Mid-Cap ETF	5.0%
Schwab U.S. TIPS ETF	3.0%
iShares Core S&P Small-Cap ETF	2.5%
Vanguard FTSE Emerging Markets ETF	2.5%
Vanguard Long-Term Treasury ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	39.1%
Equity	60.9%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Mid Cap Blend	5.0%
US Small Cap	2.5%
International	15.5%
Emerging Markets	3.5%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2030 Fund

Class R6: VTRFX

92913M633-SAR

Voya Target Retirement 2035 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class A: VTRGX

This semi-annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$21	0.40%

Fund Statistics

  Total Net Assets$223,385,405
  # of Portfolio Holdings11
  Portfolio Turnover Rate27%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	41.1%
Voya Intermediate Bond Fund - Class R6	15.0%
Vanguard FTSE Developed Markets ETF	10.6%
iShares Core U.S. Aggregate Bond ETF	9.0%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	5.0%
iShares Core S&P Small-Cap ETF	2.8%
Vanguard FTSE Emerging Markets ETF	2.5%
Vanguard Long-Term Treasury ETF	2.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	28.0%
Equity	72.0%

Target Asset Allocations

Value	Value
US Large Blend	41.3%
US Mid Cap Blend	5.0%
US Small Cap	2.7%
International	18.5%
Emerging Markets	4.5%
Core Fixed Income	24.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2035 Fund

Class A: VTRGX

92913M625-SAR

Voya Target Retirement 2035 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class I: IRSNX

This semi-annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$5	0.10%

Fund Statistics

  Total Net Assets$223,385,405
  # of Portfolio Holdings11
  Portfolio Turnover Rate27%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	41.1%
Voya Intermediate Bond Fund - Class R6	15.0%
Vanguard FTSE Developed Markets ETF	10.6%
iShares Core U.S. Aggregate Bond ETF	9.0%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	5.0%
iShares Core S&P Small-Cap ETF	2.8%
Vanguard FTSE Emerging Markets ETF	2.5%
Vanguard Long-Term Treasury ETF	2.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	28.0%
Equity	72.0%

Target Asset Allocations

Value	Value
US Large Blend	41.3%
US Mid Cap Blend	5.0%
US Small Cap	2.7%
International	18.5%
Emerging Markets	4.5%
Core Fixed Income	24.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2035 Fund

Class I: IRSNX

92913M799-SAR

Voya Target Retirement 2035 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class R: VRRJX

This semi-annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$34	0.65%

Fund Statistics

  Total Net Assets$223,385,405
  # of Portfolio Holdings11
  Portfolio Turnover Rate27%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	41.1%
Voya Intermediate Bond Fund - Class R6	15.0%
Vanguard FTSE Developed Markets ETF	10.6%
iShares Core U.S. Aggregate Bond ETF	9.0%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	5.0%
iShares Core S&P Small-Cap ETF	2.8%
Vanguard FTSE Emerging Markets ETF	2.5%
Vanguard Long-Term Treasury ETF	2.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	28.0%
Equity	72.0%

Target Asset Allocations

Value	Value
US Large Blend	41.3%
US Mid Cap Blend	5.0%
US Small Cap	2.7%
International	18.5%
Emerging Markets	4.5%
Core Fixed Income	24.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2035 Fund

Class R: VRRJX

92913M237-SAR

Voya Target Retirement 2035 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class R6: VTRHX

This semi-annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$5	0.09%

Fund Statistics

  Total Net Assets$223,385,405
  # of Portfolio Holdings11
  Portfolio Turnover Rate27%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	41.1%
Voya Intermediate Bond Fund - Class R6	15.0%
Vanguard FTSE Developed Markets ETF	10.6%
iShares Core U.S. Aggregate Bond ETF	9.0%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	5.0%
iShares Core S&P Small-Cap ETF	2.8%
Vanguard FTSE Emerging Markets ETF	2.5%
Vanguard Long-Term Treasury ETF	2.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	28.0%
Equity	72.0%

Target Asset Allocations

Value	Value
US Large Blend	41.3%
US Mid Cap Blend	5.0%
US Small Cap	2.7%
International	18.5%
Emerging Markets	4.5%
Core Fixed Income	24.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2035 Fund

Class R6: VTRHX

92913M617-SAR

Voya Target Retirement 2040 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class A: VTRJX

This semi-annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$23	0.43%

Fund Statistics

  Total Net Assets$119,267,044
  # of Portfolio Holdings11
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	46.5%
Vanguard FTSE Developed Markets ETF	13.5%
Voya Intermediate Bond Fund - Class R6	11.1%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Core S&P Small-Cap ETF	3.5%
Voya VACS Series EME Fund	2.9%
Vanguard FTSE Emerging Markets ETF	2.5%
Vanguard Long-Term Treasury ETF	2.0%
iShares Core U.S. Aggregate Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	17.1%
Equity	82.9%

Target Asset Allocations

Value	Value
US Large Blend	46.5%
US Mid Cap Blend	6.0%
US Small Cap	3.5%
International	21.5%
Emerging Markets	5.5%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2040 Fund

Class A: VTRJX

92913M591-SAR

Voya Target Retirement 2040 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class I: IRSOX

This semi-annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$7	0.14%

Fund Statistics

  Total Net Assets$119,267,044
  # of Portfolio Holdings11
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	46.5%
Vanguard FTSE Developed Markets ETF	13.5%
Voya Intermediate Bond Fund - Class R6	11.1%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Core S&P Small-Cap ETF	3.5%
Voya VACS Series EME Fund	2.9%
Vanguard FTSE Emerging Markets ETF	2.5%
Vanguard Long-Term Treasury ETF	2.0%
iShares Core U.S. Aggregate Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	17.1%
Equity	82.9%

Target Asset Allocations

Value	Value
US Large Blend	46.5%
US Mid Cap Blend	6.0%
US Small Cap	3.5%
International	21.5%
Emerging Markets	5.5%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2040 Fund

Class I: IRSOX

92913M815-SAR

Voya Target Retirement 2040 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class R: VRRKX

This semi-annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$36	0.68%

Fund Statistics

  Total Net Assets$119,267,044
  # of Portfolio Holdings11
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	46.5%
Vanguard FTSE Developed Markets ETF	13.5%
Voya Intermediate Bond Fund - Class R6	11.1%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Core S&P Small-Cap ETF	3.5%
Voya VACS Series EME Fund	2.9%
Vanguard FTSE Emerging Markets ETF	2.5%
Vanguard Long-Term Treasury ETF	2.0%
iShares Core U.S. Aggregate Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	17.1%
Equity	82.9%

Target Asset Allocations

Value	Value
US Large Blend	46.5%
US Mid Cap Blend	6.0%
US Small Cap	3.5%
International	21.5%
Emerging Markets	5.5%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2040 Fund

Class R: VRRKX

92913M229-SAR

Voya Target Retirement 2040 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class R6: VTRKX

This semi-annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$6	0.11%

Fund Statistics

  Total Net Assets$119,267,044
  # of Portfolio Holdings11
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	46.5%
Vanguard FTSE Developed Markets ETF	13.5%
Voya Intermediate Bond Fund - Class R6	11.1%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Core S&P Small-Cap ETF	3.5%
Voya VACS Series EME Fund	2.9%
Vanguard FTSE Emerging Markets ETF	2.5%
Vanguard Long-Term Treasury ETF	2.0%
iShares Core U.S. Aggregate Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	17.1%
Equity	82.9%

Target Asset Allocations

Value	Value
US Large Blend	46.5%
US Mid Cap Blend	6.0%
US Small Cap	3.5%
International	21.5%
Emerging Markets	5.5%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2040 Fund

Class R6: VTRKX

92913M583-SAR

Voya Target Retirement 2045 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class A: VTRMX

This semi-annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$22	0.41%

Fund Statistics

  Total Net Assets$194,448,467
  # of Portfolio Holdings10
  Portfolio Turnover Rate26%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	51.2%
Vanguard FTSE Developed Markets ETF	15.6%
Voya Multi-Manager International Equity Fund - Class I	8.0%
Voya Intermediate Bond Fund - Class R6	6.1%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Core S&P Small-Cap ETF	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	2.9%
SPDR Portfolio High Yield Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	9.1%
Equity	90.9%

Target Asset Allocations

Value	Value
US Large Blend	51.3%
US Mid Cap Blend	6.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2045 Fund

Class A: VTRMX

92913M575-SAR

Voya Target Retirement 2045 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class I: IRSPX

This semi-annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$6	0.12%

Fund Statistics

  Total Net Assets$194,448,467
  # of Portfolio Holdings10
  Portfolio Turnover Rate26%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	51.2%
Vanguard FTSE Developed Markets ETF	15.6%
Voya Multi-Manager International Equity Fund - Class I	8.0%
Voya Intermediate Bond Fund - Class R6	6.1%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Core S&P Small-Cap ETF	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	2.9%
SPDR Portfolio High Yield Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	9.1%
Equity	90.9%

Target Asset Allocations

Value	Value
US Large Blend	51.3%
US Mid Cap Blend	6.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2045 Fund

Class I: IRSPX

92913M823-SAR

Voya Target Retirement 2045 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class R: VRRLX

This semi-annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$35	0.66%

Fund Statistics

  Total Net Assets$194,448,467
  # of Portfolio Holdings10
  Portfolio Turnover Rate26%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	51.2%
Vanguard FTSE Developed Markets ETF	15.6%
Voya Multi-Manager International Equity Fund - Class I	8.0%
Voya Intermediate Bond Fund - Class R6	6.1%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Core S&P Small-Cap ETF	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	2.9%
SPDR Portfolio High Yield Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	9.1%
Equity	90.9%

Target Asset Allocations

Value	Value
US Large Blend	51.3%
US Mid Cap Blend	6.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2045 Fund

Class R: VRRLX

92913M211-SAR

Voya Target Retirement 2045 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class R6: VTRNX

This semi-annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$6	0.11%

Fund Statistics

  Total Net Assets$194,448,467
  # of Portfolio Holdings10
  Portfolio Turnover Rate26%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	51.2%
Vanguard FTSE Developed Markets ETF	15.6%
Voya Multi-Manager International Equity Fund - Class I	8.0%
Voya Intermediate Bond Fund - Class R6	6.1%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Core S&P Small-Cap ETF	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	2.9%
SPDR Portfolio High Yield Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	9.1%
Equity	90.9%

Target Asset Allocations

Value	Value
US Large Blend	51.3%
US Mid Cap Blend	6.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2045 Fund

Class R6: VTRNX

92913M567-SAR

Voya Target Retirement 2050 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class A: VTROX

This semi-annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$22	0.42%

Fund Statistics

  Total Net Assets$98,494,550
  # of Portfolio Holdings8
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	53.2%
Vanguard FTSE Developed Markets ETF	15.6%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	7.0%
Voya Intermediate Bond Fund - Class R6	6.1%
iShares Core S&P Small-Cap ETF	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.1%
Equity	93.9%

Target Asset Allocations

Value	Value
US Large Blend	53.3%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	6.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2050 Fund

Class A: VTROX

92913M559-SAR

Voya Target Retirement 2050 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class I: IRSQX

This semi-annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$8	0.16%

Fund Statistics

  Total Net Assets$98,494,550
  # of Portfolio Holdings8
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	53.2%
Vanguard FTSE Developed Markets ETF	15.6%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	7.0%
Voya Intermediate Bond Fund - Class R6	6.1%
iShares Core S&P Small-Cap ETF	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.1%
Equity	93.9%

Target Asset Allocations

Value	Value
US Large Blend	53.3%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	6.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2050 Fund

Class I: IRSQX

92913M831-SAR

Voya Target Retirement 2050 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class R: VRRMX

This semi-annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$35	0.67%

Fund Statistics

  Total Net Assets$98,494,550
  # of Portfolio Holdings8
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	53.2%
Vanguard FTSE Developed Markets ETF	15.6%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	7.0%
Voya Intermediate Bond Fund - Class R6	6.1%
iShares Core S&P Small-Cap ETF	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.1%
Equity	93.9%

Target Asset Allocations

Value	Value
US Large Blend	53.3%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	6.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2050 Fund

Class R: VRRMX

92913M195-SAR

Voya Target Retirement 2050 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class R6: VTRPX

This semi-annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$6	0.12%

Fund Statistics

  Total Net Assets$98,494,550
  # of Portfolio Holdings8
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	53.2%
Vanguard FTSE Developed Markets ETF	15.6%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	7.0%
Voya Intermediate Bond Fund - Class R6	6.1%
iShares Core S&P Small-Cap ETF	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.1%
Equity	93.9%

Target Asset Allocations

Value	Value
US Large Blend	53.3%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	6.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2050 Fund

Class R6: VTRPX

92913M542-SAR

Voya Target Retirement 2055 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class A: VTRQX

This semi-annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$27	0.51%

Fund Statistics

  Total Net Assets$133,154,966
  # of Portfolio Holdings8
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.2%
Vanguard FTSE Developed Markets ETF	15.6%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	7.0%
Voya Intermediate Bond Fund - Class R6	5.0%
iShares Core S&P Small-Cap ETF	3.8%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	5.0%
Equity	95.0%

Target Asset Allocations

Value	Value
US Large Blend	54.3%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	5.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2055 Fund

Class A: VTRQX

92913M534-SAR

Voya Target Retirement 2055 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class I: IRSVX

This semi-annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$8	0.16%

Fund Statistics

  Total Net Assets$133,154,966
  # of Portfolio Holdings8
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.2%
Vanguard FTSE Developed Markets ETF	15.6%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	7.0%
Voya Intermediate Bond Fund - Class R6	5.0%
iShares Core S&P Small-Cap ETF	3.8%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	5.0%
Equity	95.0%

Target Asset Allocations

Value	Value
US Large Blend	54.3%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	5.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2055 Fund

Class I: IRSVX

92913M849-SAR

Voya Target Retirement 2055 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class R: VRRNX

This semi-annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$40	0.76%

Fund Statistics

  Total Net Assets$133,154,966
  # of Portfolio Holdings8
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.2%
Vanguard FTSE Developed Markets ETF	15.6%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	7.0%
Voya Intermediate Bond Fund - Class R6	5.0%
iShares Core S&P Small-Cap ETF	3.8%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	5.0%
Equity	95.0%

Target Asset Allocations

Value	Value
US Large Blend	54.3%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	5.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2055 Fund

Class R: VRRNX

92913M187-SAR

Voya Target Retirement 2055 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class R6: VTRRX

This semi-annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$6	0.12%

Fund Statistics

  Total Net Assets$133,154,966
  # of Portfolio Holdings8
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.2%
Vanguard FTSE Developed Markets ETF	15.6%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	7.0%
Voya Intermediate Bond Fund - Class R6	5.0%
iShares Core S&P Small-Cap ETF	3.8%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	5.0%
Equity	95.0%

Target Asset Allocations

Value	Value
US Large Blend	54.3%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	5.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2055 Fund

Class R6: VTRRX

92913M526-SAR

Voya Target Retirement 2060 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class A: VTRSX

This semi-annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$27	0.51%

Fund Statistics

  Total Net Assets$55,971,097
  # of Portfolio Holdings8
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.3%
Vanguard FTSE Developed Markets ETF	15.5%
Voya Multi-Manager International Equity Fund - Class I	8.1%
iShares Core S&P Mid-Cap ETF	7.0%
Voya Intermediate Bond Fund - Class R6	5.0%
iShares Core S&P Small-Cap ETF	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	5.0%
Equity	95.0%

Target Asset Allocations

Value	Value
US Large Blend	54.3%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	5.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2060 Fund

Class A: VTRSX

92913M518-SAR

Voya Target Retirement 2060 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class I: VRSAX

This semi-annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$7	0.13%

Fund Statistics

  Total Net Assets$55,971,097
  # of Portfolio Holdings8
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.3%
Vanguard FTSE Developed Markets ETF	15.5%
Voya Multi-Manager International Equity Fund - Class I	8.1%
iShares Core S&P Mid-Cap ETF	7.0%
Voya Intermediate Bond Fund - Class R6	5.0%
iShares Core S&P Small-Cap ETF	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	5.0%
Equity	95.0%

Target Asset Allocations

Value	Value
US Large Blend	54.3%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	5.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2060 Fund

Class I: VRSAX

92913M724-SAR

Voya Target Retirement 2060 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class R: VRROX

This semi-annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$40	0.76%

Fund Statistics

  Total Net Assets$55,971,097
  # of Portfolio Holdings8
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.3%
Vanguard FTSE Developed Markets ETF	15.5%
Voya Multi-Manager International Equity Fund - Class I	8.1%
iShares Core S&P Mid-Cap ETF	7.0%
Voya Intermediate Bond Fund - Class R6	5.0%
iShares Core S&P Small-Cap ETF	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	5.0%
Equity	95.0%

Target Asset Allocations

Value	Value
US Large Blend	54.3%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	5.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2060 Fund

Class R: VRROX

92913M179-SAR

Voya Target Retirement 2060 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class R6: VTRUX

This semi-annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$6	0.11%

Fund Statistics

  Total Net Assets$55,971,097
  # of Portfolio Holdings8
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.3%
Vanguard FTSE Developed Markets ETF	15.5%
Voya Multi-Manager International Equity Fund - Class I	8.1%
iShares Core S&P Mid-Cap ETF	7.0%
Voya Intermediate Bond Fund - Class R6	5.0%
iShares Core S&P Small-Cap ETF	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	5.0%
Equity	95.0%

Target Asset Allocations

Value	Value
US Large Blend	54.3%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	5.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2060 Fund

Class R6: VTRUX

92913M492-SAR

Voya Target Retirement 2065 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class A: VTAUX

This semi-annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$19	0.37%

Fund Statistics

  Total Net Assets$21,964,265
  # of Portfolio Holdings8
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.7%
Vanguard FTSE Developed Markets ETF	16.0%
Voya Multi-Manager International Equity Fund - Class I	8.6%
iShares Core S&P Mid-Cap ETF	6.7%
Voya Intermediate Bond Fund - Class R6	4.0%
iShares Core S&P Small-Cap ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.3%
Voya VACS Series EME Fund	3.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	4.0%
Equity	96.0%

Target Asset Allocations

Value	Value
US Large Blend	54.3%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	4.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2065 Fund

Class A: VTAUX

92913M161-SAR

Voya Target Retirement 2065 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class I: VTIUX

This semi-annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$6	0.12%

Fund Statistics

  Total Net Assets$21,964,265
  # of Portfolio Holdings8
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.7%
Vanguard FTSE Developed Markets ETF	16.0%
Voya Multi-Manager International Equity Fund - Class I	8.6%
iShares Core S&P Mid-Cap ETF	6.7%
Voya Intermediate Bond Fund - Class R6	4.0%
iShares Core S&P Small-Cap ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.3%
Voya VACS Series EME Fund	3.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	4.0%
Equity	96.0%

Target Asset Allocations

Value	Value
US Large Blend	54.3%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	4.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2065 Fund

Class I: VTIUX

92913M153-SAR

Voya Target Retirement 2065 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class R: VTURX

This semi-annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$33	0.62%

Fund Statistics

  Total Net Assets$21,964,265
  # of Portfolio Holdings8
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.7%
Vanguard FTSE Developed Markets ETF	16.0%
Voya Multi-Manager International Equity Fund - Class I	8.6%
iShares Core S&P Mid-Cap ETF	6.7%
Voya Intermediate Bond Fund - Class R6	4.0%
iShares Core S&P Small-Cap ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.3%
Voya VACS Series EME Fund	3.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	4.0%
Equity	96.0%

Target Asset Allocations

Value	Value
US Large Blend	54.3%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	4.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2065 Fund

Class R: VTURX

92913M146-SAR

Voya Target Retirement 2065 Fund

Semi-Annual Shareholder Report

                   November 30, 2024

Class R6: VTUFX

This semi-annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$5	0.10%

Fund Statistics

  Total Net Assets$21,964,265
  # of Portfolio Holdings8
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.7%
Vanguard FTSE Developed Markets ETF	16.0%
Voya Multi-Manager International Equity Fund - Class I	8.6%
iShares Core S&P Mid-Cap ETF	6.7%
Voya Intermediate Bond Fund - Class R6	4.0%
iShares Core S&P Small-Cap ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.3%
Voya VACS Series EME Fund	3.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	4.0%
Equity	96.0%

Target Asset Allocations

Value	Value
US Large Blend	54.3%
US Mid Cap Blend	7.0%
US Small Cap	3.7%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	4.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Target Retirement 2065 Fund

Class R6: VTUFX

92913M138-SAR

(b)	Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Semi-Annual Financial Statements and Other Information

November 30, 2024

Classes A, I, R and R6

■	Voya Target In-Retirement Fund	■	Voya Target Retirement 2045 Fund
■	Voya Target Retirement 2025 Fund	■	Voya Target Retirement 2050 Fund
■	Voya Target Retirement 2030 Fund	■	Voya Target Retirement 2055 Fund
■	Voya Target Retirement 2035 Fund	■	Voya Target Retirement 2060 Fund
■	Voya Target Retirement 2040 Fund	■	Voya Target Retirement 2065 Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2024 (Unaudited)

	Voya Target	Voya Target	Voya Target	Voya Target
	In-Retirement	Retirement 2025	Retirement 2030	Retirement 2035
	Fund	Fund	Fund	Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$42,963,577	$51,394,000	$45,645,142	$55,767,505
Investments in unaffiliated underlying funds at fair value**	69,002,990	103,350,244	117,065,108	167,533,020
Cash	70,704	82,576	92,322	130,628
Receivables:
Fund shares sold	26,426	107,496	84,983	159,018
Interest	181	246	340	461
Reimbursement due from Investment Adviser	8,233	11,490	14,933	17,544
Other assets	675	825	926	958
Total assets	112,072,786	154,946,877	162,903,754	223,609,134

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	20,088	34,715	45,959	79,690
Payable for investments in unaffiliated underlying funds purchased	5,824	14,874	33,339	76,537
Payable for fund shares redeemed	544	57,917	5,604	2,819
Payable for unified fees	16,715	23,055	23,663	32,813
Payable for distribution and shareholder service fees	13,414	16,839	11,137	20,592
Payable to trustees under the deferred compensation plan (Note 6)	675	825	926	958
Other accrued expenses and liabilities	16,429	5,923	1,943	10,320
Total liabilities	73,689	154,148	122,571	223,729
NET ASSETS	$111,999,097	$154,792,729	$162,781,183	$223,385,405

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$111,839,893	$148,512,084	$150,031,219	$203,798,869
Total distributable earnings	159,204	6,280,645	12,749,964	19,586,536
NET ASSETS	$111,999,097	$154,792,729	$162,781,183	$223,385,405

* Cost of investments in affiliated underlying funds	$43,496,569	$52,168,678	$45,694,295	$56,575,817
** Cost of investments in unaffiliated underlying funds	$66,303,804	$97,055,659	$102,056,754	$148,530,269

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2024 (Unaudited) (continued)

	Voya Target	Voya Target	Voya Target	Voya Target
	In-Retirement	Retirement 2025	Retirement 2030	Retirement 2035
	Fund	Fund	Fund	Fund
Class A
Net assets	$61,165,878	$71,730,073	$42,923,579	$87,453,942
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,578,607	5,576,479	3,118,486	6,200,050
Net asset value and redemption price per share†	$10.96	$12.86	$13.76	$14.11
Maximum offering price per share (5.75%)(1)	$11.63	$13.64	$14.60	$14.97
Class I
Net assets	$5,415,348	$6,721,138	$14,899,261	$15,030,187
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	492,316	518,273	1,073,911	1,053,641
Net asset value and redemption price per share	$11.00	$12.97	$13.87	$14.26
Class R
Net assets	$1,412,150	$4,563,532	$5,372,906	$6,150,153
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	130,366	358,036	395,863	440,611
Net asset value and redemption price per share	$10.83	$12.75	$13.57	$13.96
Class R6
Net assets	$44,005,721	$71,777,986	$99,585,437	$114,751,123
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,000,845	5,539,440	7,182,545	8,065,433
Net asset value and redemption price per share	$11.00	$12.96	$13.86	$14.23

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2024 (Unaudited)

	Voya Target	Voya Target	Voya Target	Voya Target
	Retirement 2040	Retirement 2045	Retirement 2050	Retirement 2055
	Fund	Fund	Fund	Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$26,260,734	$33,047,011	$16,717,502	$21,191,544
Investments in unaffiliated underlying funds at fair value**	92,958,018	161,332,365	81,739,040	111,925,549
Cash	70,401	110,809	55,259	79,394
Receivables:
Fund shares sold	111,096	78,530	115,626	151,597
Interest	197	303	111	184
Reimbursement due from Investment Adviser	11,836	14,097	5,523	9,879
Other assets	720	776	556	473
Total assets	119,413,002	194,583,891	98,633,617	133,358,620

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	34,205	26,385	38,736	50,538
Payable for investments in unaffiliated underlying funds purchased	43,555	41,244	68,881	93,872
Payable for fund shares redeemed	33,319	10,917	8,000	7,179
Payable for unified fees	17,213	28,546	14,197	19,524
Payable for distribution and shareholder service fees	4,628	15,829	3,603	11,184
Payable to trustees under the deferred compensation plan (Note 6)	720	776	556	473
Other accrued expenses and liabilities	12,318	11,727	5,094	20,884
Total liabilities	145,958	135,424	139,067	203,654
NET ASSETS	$119,267,044	$194,448,467	$98,494,550	$133,154,966

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$102,581,627	$171,454,233	$82,581,509	$116,262,338
Total distributable earnings	16,685,417	22,994,234	15,913,041	16,892,628
NET ASSETS	$119,267,044	$194,448,467	$98,494,550	$133,154,966

* Cost of investments in affiliated underlying funds	$25,558,797	$33,814,368	$16,299,303	$21,676,396
** Cost of investments in unaffiliated underlying funds	$74,065,138	$139,675,684	$63,992,650	$96,662,495

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2024 (Unaudited) (continued)

	Voya Target	Voya Target	Voya Target	Voya Target
	Retirement 2040	Retirement 2045	Retirement 2050	Retirement 2055
	Fund	Fund	Fund	Fund
Class A
Net assets	$9,352,218	$68,101,610	$7,016,109	$46,874,975
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	607,987	4,399,455	449,201	3,068,794
Net asset value and redemption price per share†	$15.38	$15.48	$15.62	$15.27
Maximum offering price per share (5.75%)(1)	$16.32	$16.42	$16.57	$16.20
Class I
Net assets	$12,573,367	$13,107,269	$10,563,791	$11,883,195
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	810,962	839,322	671,553	770,710
Net asset value and redemption price per share	$15.50	$15.62	$15.73	$15.42
Class R
Net assets	$7,076,068	$4,193,274	$5,375,559	$3,665,869
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	466,627	274,179	348,863	244,386
Net asset value and redemption price per share	$15.16	$15.29	$15.41	$15.00
Class R6
Net assets	$90,265,391	$109,046,314	$75,539,091	$70,730,927
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,821,825	6,981,037	4,801,253	4,586,920
Net asset value and redemption price per share	$15.50	$15.62	$15.73	$15.42

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2024 (Unaudited)

	Voya Target	Voya Target
	Retirement 2060	Retirement 2065
	Fund	Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$8,979,268	$3,453,605
Investments in unaffiliated underlying funds at fair value**	46,979,368	18,501,956
Cash	29,601	10,637
Receivables:
Fund shares sold	131,861	71,788
Interest	67	27
Reimbursement due from Investment Adviser	2,879	2,350
Other assets	279	68
Total assets	56,123,323	22,040,431

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	44,538	23,655
Payable for investments in unaffiliated underlying funds purchased	82,726	43,934
Payable for fund shares redeemed	4,590	4,196
Payable for unified fees	8,048	3,069
Payable for distribution and shareholder service fees	2,092	910
Payable to trustees under the deferred compensation plan (Note 6)	279	68
Other accrued expenses and liabilities	9,953	334
Total liabilities	152,226	76,166
NET ASSETS	$55,971,097	$21,964,265

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$46,874,583	$18,692,180
Total distributable earnings	9,096,514	3,272,085
NET ASSETS	$55,971,097	$21,964,265

* Cost of investments in affiliated underlying funds	$8,805,481	$3,448,390
** Cost of investments in unaffiliated underlying funds	$37,607,798	$15,472,078

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2024 (Unaudited) (continued)

	Voya Target	Voya Target
	Retirement 2060	Retirement 2065
	Fund	Fund
Class A
Net assets	$4,970,232	$4,214,137
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	349,693	332,774
Net asset value and redemption price per share†	$14.21	$12.66
Maximum offering price per share (5.75%)(1)	$15.08	$13.43
Class I
Net assets	$2,751,534	$419,009
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	192,315	32,982
Net asset value and redemption price per share	$14.31	$12.70
Class R
Net assets	$2,713,712	$167,580
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	193,288	13,340
Net asset value and redemption price per share	$14.04	$12.56
Class R6
Net assets	$45,535,619	$17,163,539
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	3,178,030	1,350,920
Net asset value and redemption price per share	$14.33	$12.71

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED November 30, 2024 (Unaudited)

	Voya Target	Voya Target	Voya Target	Voya Target
	In-Retirement	Retirement 2025	Retirement 2030	Retirement 2035
	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$553,815	$696,409	$632,990	$625,788
Dividends from unaffiliated underlying funds	491,879	643,078	735,567	696,618
Interest	1,795	2,620	3,584	4,516
Other	135	223	322	366
Total investment income	1,047,624	1,342,330	1,372,463	1,327,288
EXPENSES:
Unified fees	63,453	95,966	120,973	149,337
Distribution and shareholder service fees:
Class A	26,199	33,435	25,970	44,782
Class R	3,302	11,217	13,754	14,618
Transfer agent fees:
Class A	14,258	3,819	4,166	10,204
Class I	1,285	1,459	2,863	778
Class R	933	662	1,116	1,716
Trustee fees and expenses	4,072	5,612	9,895	10,786
Total expenses	113,502	152,170	178,737	232,222
Waived and reimbursed fees	(41,182)	(57,744)	(70,082)	(85,229)
Net expenses	72,320	94,426	108,655	146,993
Net investment income	975,304	1,247,904	1,263,808	1,180,295
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	522,341	895,971	740,502	1,435,751
Sale of unaffiliated underlying funds	1,926,783	4,373,951	4,474,838	6,363,344
Net realized gain	2,449,124	5,269,922	5,215,340	7,799,095
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(578,704)	(807,856)	(297,346)	(1,263,143)
Unaffiliated underlying funds	758,566	905,178	4,190,466	5,617,166
Net change in unrealized appreciation (depreciation)	179,862	97,322	3,893,120	4,354,023
Net realized and unrealized gain	2,628,986	5,367,244	9,108,460	12,153,118
Increase in net assets resulting from operations	$3,604,290	$6,615,148	$10,372,268	$13,333,413

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED November 30, 2024 (Unaudited)

	Voya Target	Voya Target	Voya Target	Voya Target
	Retirement 2040	Retirement 2045	Retirement 2050	Retirement 2055
	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$306,127	$217,837	$129,936	$117,387
Dividends from unaffiliated underlying funds	427,318	458,868	254,361	227,005
Interest	2,471	3,040	1,536	1,811
Other	284	316	228	211
Total investment income	736,200	680,061	386,061	346,414
EXPENSES:
Unified fees	100,624	129,520	81,515	87,731
Distribution and shareholder service fees:
Class A	10,018	32,382	7,230	23,199
Class R	16,620	9,766	13,416	8,389
Transfer agent fees:
Class A	3,051	5,925	1,440	15,789
Class I	2,364	3,300	3,462	3,220
Class R	2,536	930	1,339	2,948
Trustee fees and expenses	8,646	9,377	7,043	6,586
Total expenses	143,859	191,200	115,445	147,862
Waived and reimbursed fees	(49,390)	(60,748)	(36,915)	(42,491)
Net expenses	94,469	130,452	78,530	105,371
Net investment income	641,731	549,609	307,531	241,043
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	187,349	1,173,549	192,269	788,929
Sale of unaffiliated underlying funds	2,799,002	5,877,436	2,363,178	4,039,592
Net realized gain	2,986,351	7,050,985	2,555,447	4,828,521
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	233,482	(1,289,555)	34,292	(857,788)
Unaffiliated underlying funds	6,174,635	6,609,371	5,865,598	4,984,441
Net change in unrealized appreciation (depreciation)	6,408,117	5,319,816	5,899,890	4,126,653
Net realized and unrealized gain	9,394,468	12,370,801	8,455,337	8,955,174
Increase in net assets resulting from operations	$10,036,199	$12,920,410	$8,762,868	$9,196,217

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED November 30, 2024 (Unaudited)

	Voya Target Retirement 2060 Fund	Voya Target Retirement 2065 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$60,369	$16,667
Dividends from unaffiliated underlying funds	132,100	44,466
Interest	871	136
Other	124	41
Total investment income	193,464	61,310
EXPENSES:
Unified fees	45,418	15,768
Distribution and shareholder service fees:
Class A	5,842	3,235
Class R	6,200	363
Transfer agent fees:
Class A	4,796	252
Class I	717	38
Class R	2,543	14
Trustee fees and expenses	4,284	1,320
Total expenses	69,800	20,990
Waived and reimbursed fees	(24,148)	(7,963)
Net expenses	45,652	13,027
Net investment income	147,812	48,283

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	156,435	106,567
Sale of unaffiliated underlying funds	1,330,223	498,603
Net realized gain	1,486,658	605,170
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(42,368)	(87,147)
Unaffiliated underlying funds	3,338,045	1,125,095
Net change in unrealized appreciation (depreciation)	3,295,677	1,037,948
Net realized and unrealized gain	4,782,335	1,643,118
Increase in net assets resulting from operations	$4,930,147	$1,691,401

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target In-Retirement Fund		Voya Target Retirement 2025 Fund
	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
FROM OPERATIONS:
Net investment income	$975,304	$1,767,602	$1,247,904	$2,554,983
Net realized gain	2,449,124	666,460	5,269,922	2,079,906
Net change in unrealized appreciation (depreciation)	179,862	2,346,015	97,322	6,050,101
Increase in net assets resulting from operations	3,604,290	4,780,077	6,615,148	10,684,990

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(81,300)	—	(188,631)
Class I	—	(187,219)	—	(181,399)
Class R	—	(29,920)	—	(107,871)
Class R6	—	(1,363,411)	—	(1,915,107)
Total distributions	—	(1,661,850)	—	(2,393,008)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	68,507,575	17,874,244	76,254,749	30,454,688
Reinvestment of distributions	—	1,661,850	—	2,393,008
	68,507,575	19,536,094	76,254,749	32,847,696
Cost of shares redeemed	(9,011,543)	(24,025,595)	(10,005,268)	(38,950,134)
Net increase (decrease) in net assets resulting from capital share transactions	59,496,032	(4,489,501)	66,249,481	(6,102,438)
Net increase (decrease) in net assets	63,100,322	(1,371,274)	72,864,629	2,189,544

NET ASSETS:
Beginning of year or period	48,898,775	50,270,049	81,928,100	79,738,556
End of year or period	$111,999,097	$48,898,775	$154,792,729	$81,928,100

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2030 Fund		Voya Target Retirement 2035 Fund
	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
FROM OPERATIONS:
Net investment income	$1,263,808	$3,133,565	$1,180,295	$3,173,290
Net realized gain	5,215,340	2,021,440	7,799,095	2,454,952
Net change in unrealized appreciation (depreciation)	3,893,120	11,184,593	4,354,023	14,551,924
Increase in net assets resulting from operations	10,372,268	16,339,598	13,333,413	20,180,166

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(240,507)	—	(215,980)
Class I	—	(289,362)	—	(293,559)
Class R	—	(126,864)	—	(95,995)
Class R6	—	(2,260,165)	—	(2,312,698)
Total distributions	—	(2,916,898)	—	(2,918,232)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	46,043,449	39,778,971	92,909,199	52,169,859
Reinvestment of distributions	—	2,916,898	—	2,918,232
	46,043,449	42,695,869	92,909,199	55,088,091
Cost of shares redeemed	(12,906,604)	(37,662,319)	(16,559,338)	(37,273,693)
Net increase in net assets resulting from capital share transactions	33,136,845	5,033,550	76,349,861	17,814,398
Net increase in net assets	43,509,113	18,456,250	89,683,274	35,076,332

NET ASSETS:
Beginning of year or period	119,272,070	100,815,820	133,702,131	98,625,799
End of year or period	$162,781,183	$119,272,070	$223,385,405	$133,702,131

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2040 Fund		Voya Target Retirement 2045 Fund
	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
FROM OPERATIONS:
Net investment income	$641,731	$2,213,647	$549,609	$2,331,088
Net realized gain	2,986,351	1,555,428	7,050,985	2,214,056
Net change in unrealized appreciation (depreciation)	6,408,117	13,542,789	5,319,816	15,779,569
Increase in net assets resulting from operations	10,036,199	17,311,864	12,920,410	20,324,713

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(131,043)	—	(116,031)
Class I	—	(222,666)	—	(228,547)
Class R	—	(108,804)	—	(60,010)
Class R6	—	(1,603,592)	—	(1,799,341)
Total distributions	—	(2,066,105)	—	(2,203,929)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	12,085,688	39,711,845	77,350,176	44,136,157
Reinvestment of distributions	—	2,066,105	—	2,203,929
	12,085,688	41,777,950	77,350,176	46,340,086
Cost of shares redeemed	(8,087,028)	(30,612,355)	(11,380,254)	(29,895,963)
Net increase in net assets resulting from capital share transactions	3,998,660	11,165,595	65,969,922	16,444,123
Net increase in net assets	14,034,859	26,411,354	78,890,332	34,564,907

NET ASSETS:
Beginning of year or period	105,232,185	78,820,831	115,558,135	80,993,228
End of year or period	$119,267,044	$105,232,185	$194,448,467	$115,558,135

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2050 Fund		Voya Target Retirement 2055 Fund
	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
FROM OPERATIONS:
Net investment income	$307,531	$1,520,779	$241,043	$1,317,215
Net realized gain	2,555,447	1,157,691	4,828,521	1,777,990
Net change in unrealized appreciation (depreciation)	5,899,890	12,149,424	4,126,653	10,212,589
Increase in net assets resulting from operations	8,762,868	14,827,894	9,196,217	13,307,794

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(67,797)	—	(86,016)
Class I	—	(157,913)	—	(182,933)
Class R	—	(79,994)	—	(40,164)
Class R6	—	(1,149,815)	—	(968,167)
Total distributions	—	(1,455,519)	—	(1,277,280)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	12,308,022	31,190,031	52,851,509	32,430,715
Reinvestment of distributions	—	1,455,519	—	1,273,366
	12,308,022	32,645,550	52,851,509	33,704,081
Cost of shares redeemed	(7,099,594)	(20,302,323)	(5,062,252)	(17,338,920)
Net increase in net assets resulting from capital share transactions	5,208,428	12,343,227	47,789,257	16,365,161
Net increase in net assets	13,971,296	25,715,602	56,985,474	28,395,675

NET ASSETS:
Beginning of year or period	84,523,254	58,807,652	76,169,492	47,773,817
End of year or period	$98,494,550	$84,523,254	$133,154,966	$76,169,492

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2060 Fund		Voya Target Retirement 2065 Fund
	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
FROM OPERATIONS:
Net investment income	$147,812	$740,315	$48,283	$227,418
Net realized gain	1,486,658	951,956	605,170	126,159
Net change in unrealized appreciation (depreciation)	3,295,677	5,799,614	1,037,948	2,021,229
Increase in net assets resulting from operations	4,930,147	7,491,885	1,691,401	2,374,806

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(65,559)	—	(25,614)
Class I	—	(31,533)	—	(2,832)
Class R	—	(30,834)	—	(948)
Class R6	—	(577,965)	—	(189,022)
Total distributions	—	(705,891)	—	(218,416)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,740,828	19,075,502	6,300,361	5,257,900
Reinvestment of distributions	—	705,868	—	218,389
	8,740,828	19,781,370	6,300,361	5,476,289
Cost of shares redeemed	(2,814,376)	(10,164,564)	(714,244)	(1,887,674)
Net increase in net assets resulting from capital share transactions	5,926,452	9,616,806	5,586,117	3,588,615
Net increase in net assets	10,856,599	16,402,800	7,277,518	5,745,005

NET ASSETS:
Beginning of year or period	45,114,498	28,711,698	14,686,747	8,941,742
End of year or period	$55,971,097	$45,114,498	$21,964,265	$14,686,747

See Accompanying Notes to Financial Statements

Financial Highlights

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Target In-Retirement Fund
Class A
11-30-24+	10.31	0.11•	0.54	0.65	—	—	—	—	—	10.96	6.30	0.58	0.46	0.46	2.04	61,166	67
05-31-24	9.67	0.29•	0.59	0.88	0.24	—	—	0.24	—	10.31	9.16	0.56	0.42	0.42	2.95	3,478	67
05-31-23	10.16	0.22•	(0.42)	(0.20)	0.18	0.11	—	0.29	—	9.67	(1.88)	0.59	0.50	0.50	2.30	9,946	126
05-31-22	12.04	0.20•	(0.97)	(0.77)	0.20	0.91	—	1.11	—	10.16	(7.35)	0.55	0.55	0.55	1.72	8,933	60
05-31-21	10.87	0.20•	1.36	1.56	0.28	0.11	—	0.39	—	12.04	14.43	0.71	0.71	0.71	1.71	9,712	86
05-31-20	10.86	0.25•	0.35	0.60	0.27	0.32	—	0.59	—	10.87	5.43	0.72	0.72	0.72	2.31	3,390	85
Class I
11-30-24+	10.32	0.16•	0.52	0.68	—	—	—	—	—	11.00	6.59	0.25	0.11	0.11	2.99	5,415	67
05-31-24	9.72	0.34•	0.57	0.91	0.31	—	—	0.31	—	10.32	9.46	0.25	0.07	0.07	3.41	3,714	67
05-31-23	10.22	0.26•	(0.43)	(0.17)	0.22	0.11	—	0.33	—	9.72	(1.56)	0.20	0.16	0.16	2.67	1,525	126
05-31-22	12.09	0.24•	(0.96)	(0.72)	0.24	0.91	—	1.15	—	10.22	(6.94)	0.20	0.20	0.20	2.07	1,666	60
05-31-21	10.92	0.24•	1.35	1.59	0.31	0.11	—	0.42	—	12.09	14.70	0.40	0.40	0.40	2.06	1,312	86
05-31-20	10.90	0.28	0.35	0.63	0.29	0.32	—	0.61	—	10.92	5.71	0.44	0.44	0.44	2.60	93	85
Class R
11-30-24+	10.20	0.13•	0.50	0.63	—	—	—	—	—	10.83	6.18	0.83	0.71	0.71	2.47	1,412	67
05-31-24	9.64	0.29•	0.57	0.86	0.30	—	—	0.30	—	10.20	9.01	0.81	0.67	0.67	2.84	1,189	67
05-31-23	10.12	0.20•	(0.43)	(0.23)	0.14	0.11	—	0.25	—	9.64	(2.25)	0.84	0.75	0.75	2.04	27	126
05-31-22	12.01	0.18•	(0.98)	(0.80)	0.18	0.91	—	1.09	—	10.12	(7.62)	0.80	0.80	0.80	1.57	16	60
05-31-21	10.86	0.17•	1.35	1.52	0.26	0.11	—	0.37	—	12.01	14.08	0.96	0.96	0.96	1.49	60	86
05-31-20	10.84	0.23	0.35	0.58	0.24	0.32	—	0.56	—	10.86	5.25	0.97	0.97	0.97	2.07	3	85
Class R6
11-30-24+	10.32	0.17•	0.51	0.68	—	—	—	—	—	11.00	6.59	0.19	0.07	0.07	3.10	44,006	67
05-31-24	9.72	0.34•	0.58	0.92	0.32	—	—	0.32	—	10.32	9.50	0.19	0.06	0.06	3.36	40,518	67
05-31-23	10.22	0.26•	(0.43)	(0.17)	0.22	0.11	—	0.33	—	9.72	(1.55)	0.19	0.15	0.15	2.66	38,771	126
05-31-22	12.09	0.24•	(0.96)	(0.72)	0.24	0.91	—	1.15	—	10.22	(6.93)	0.19	0.19	0.19	2.06	33,856	60
05-31-21	10.92	0.24•	1.35	1.59	0.31	0.11	—	0.42	—	12.09	14.72	0.38	0.38	0.38	2.08	23,194	86
05-31-20	10.90	0.29•	0.34	0.63	0.29	0.32	—	0.61	—	10.92	5.73	0.43	0.43	0.43	2.63	7,139	85
Voya Target Retirement 2025 Fund
Class A
11-30-24+	12.00	0.11•	0.75	0.86	—	—	—	—	—	12.86	7.17	0.47	0.36	0.36	1.79	71,730	48
05-31-24	10.87	0.30•	1.10	1.40	0.27	—	—	0.27	—	12.00	12.94	0.47	0.36	0.36	2.65	7,382	59
05-31-23	11.54	0.23•	(0.45)	(0.22)	0.19	0.26	—	0.45	—	10.87	(1.72)	0.48	0.44	0.44	2.16	16,224	116
05-31-22	14.20	0.23•	(1.07)	(0.84)	0.26	1.56	—	1.82	—	11.54	(7.42)	0.48	0.48	0.48	1.70	12,510	63
05-31-21	11.94	0.20•	2.71	2.91	0.31	0.34	—	0.65	—	14.20	24.65	0.67	0.67	0.67	1.53	12,443	97
05-31-20	11.76	0.25•	0.45	0.70	0.23	0.29	—	0.52	—	11.94	5.78	0.70	0.70	0.70	2.11	8,584	93
Class I
11-30-24+	12.09	0.16•	0.72	0.88	—	—	—	—	—	12.97	7.28	0.24	0.13	0.13	2.50	6,721	48
05-31-24	10.96	0.33•	1.11	1.44	0.31	—	—	0.31	—	12.09	13.22	0.28	0.16	0.16	2.92	5,435	59
05-31-23	11.64	0.27•	(0.47)	(0.20)	0.22	0.26	—	0.48	—	10.96	(1.51)	0.31	0.23	0.23	2.45	482	116
05-31-22	14.28	0.19•	(1.02)	(0.83)	0.25	1.56	—	1.81	—	11.64	(7.29)	0.28	0.37	0.37	1.32	73	63
05-31-21	12.00	0.23•	2.72	2.95	0.33	0.34	—	0.67	—	14.28	24.91	0.67	0.45	0.45	1.74	61	97
05-31-20	11.81	0.30•	0.42	0.72	0.24	0.29	—	0.53	—	12.00	5.93	0.47	0.47	0.47	2.41	40	93
Class R
11-30-24+	11.91	0.13•	0.71	0.84	—	—	—	—	—	12.75	7.05	0.72	0.61	0.61	2.04	4,564	48
05-31-24	10.84	0.34•	1.03	1.37	0.30	—	—	0.30	—	11.91	12.71	0.72	0.61	0.61	2.92	4,302	59
05-31-23	11.51	0.21•	(0.46)	(0.25)	0.16	0.26	—	0.42	—	10.84	(2.01)	0.73	0.69	0.69	1.95	456	116
05-31-22	14.14	0.19•	(1.05)	(0.86)	0.21	1.56	—	1.77	—	11.51	(7.57)	0.73	0.73	0.73	1.42	482	63
05-31-21	11.90	0.17•	2.69	2.86	0.28	0.34	—	0.62	—	14.14	24.27	0.92	0.92	0.92	1.29	697	97

See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

Voya Target Retirement 2025 Fund (continued)
Class R (continued)
05-31-20	11.72	0.22•	0.45	0.67	0.20	0.29	—	0.49	—	11.90	5.53	0.95	0.95	0.95	1.79	570	93
Class R6
11-30-24+	12.07	0.16•	0.73	0.89	—	—	—	—	—	12.96	7.37	0.19	0.08	0.08	2.56	71,778	48
05-31-24	10.95	0.34•	1.10	1.44	0.32	—	—	0.32	—	12.07	13.22	0.18	0.07	0.07	3.01	64,808	59
05-31-23	11.62	0.27•	(0.46)	(0.19)	0.22	0.26	—	0.48	—	10.95	(1.41)	0.18	0.15	0.15	2.44	62,576	116
05-31-22	14.28	0.26•	(1.06)	(0.80)	0.30	1.56	—	1.86	—	11.62	(7.12)	0.19	0.19	0.19	1.94	51,976	63
05-31-21	12.00	0.24•	2.72	2.96	0.34	0.34	—	0.68	—	14.28	24.99	0.38	0.38	0.38	1.81	33,017	97
05-31-20	11.80	0.27	0.47	0.74	0.25	0.29	—	0.54	—	12.00	6.09	0.41	0.41	0.41	2.27	23,838	93
Voya Target Retirement 2030 Fund
Class A
11-30-24+	12.72	0.09•	0.95	1.04	—	—	—	—	—	13.76	8.18	0.49	0.38	0.38	1.41	42,924	23
05-31-24	11.28	0.28•	1.42	1.70	0.26	—	—	0.26	—	12.72	15.18	0.49	0.37	0.37	2.34	11,146	52
05-31-23	12.05	0.22•	(0.45)	(0.23)	0.19	0.35	—	0.54	—	11.28	(1.60)	0.48	0.45	0.45	1.95	20,627	119
05-31-22	14.79	0.23•	(1.07)	(0.84)	0.31	1.59	—	1.90	—	12.05	(7.23)	0.48	0.48	0.48	1.68	13,656	58
05-31-21	11.91	0.18•	3.28	3.46	0.27	0.31	—	0.58	—	14.79	29.41	0.68	0.68	0.68	1.32	12,455	98
05-31-20	11.71	0.23•	0.46	0.69	0.19	0.30	—	0.49	—	11.91	5.74	0.70	0.70	0.70	1.93	7,929	93
Class I
11-30-24+	12.81	0.13•	0.93	1.06	—	—	—	—	—	13.87	8.28	0.24	0.13	0.13	1.94	14,899	23
05-31-24	11.37	0.32•	1.42	1.74	0.30	—	—	0.30	—	12.81	15.47	0.24	0.12	0.12	2.67	12,255	52
05-31-23	12.14	0.25•	(0.45)	(0.20)	0.22	0.35	—	0.57	—	11.37	(1.34)	0.23	0.20	0.20	2.20	1,162	119
05-31-22	14.88	0.29•	(1.10)	(0.81)	0.34	1.59	—	1.93	—	12.14	(6.97)	0.23	0.23	0.23	2.03	1,444	58
05-31-21	11.98	0.16•	3.35	3.51	0.30	0.31	—	0.61	—	14.88	29.69	0.42	0.42	0.42	1.15	926	98
05-31-20	11.76	0.26•	0.47	0.73	0.21	0.30	—	0.51	—	11.98	6.03	0.45	0.45	0.45	2.13	148	93
Class R
11-30-24+	12.56	0.10•	0.91	1.01	—	—	—	—	—	13.57	8.04	0.74	0.63	0.63	1.48	5,373	23
05-31-24	11.20	0.34•	1.32	1.66	0.30	—	—	0.30	—	12.56	14.90	0.74	0.62	0.62	2.81	5,840	52
05-31-23	11.97	0.20•	(0.44)	(0.24)	0.18	0.35	—	0.53	—	11.20	(1.72)	0.73	0.70	0.70	1.81	174	119
05-31-22	14.72	0.20•	(1.08)	(0.88)	0.28	1.59	—	1.87	—	11.97	(7.50)	0.73	0.73	0.73	1.47	98	58
05-31-21	11.87	0.15•	3.26	3.41	0.25	0.31	—	0.56	—	14.72	29.08	0.93	0.93	0.93	1.12	68	98
05-31-20	11.68	0.18•	0.48	0.66	0.17	0.30	—	0.47	—	11.87	5.47	0.95	0.95	0.95	1.46	53	93
Class R6
11-30-24+	12.80	0.13•	0.93	1.06	—	—	—	—	—	13.86	8.28	0.19	0.09	0.09	2.00	99,585	23
05-31-24	11.36	0.33•	1.42	1.75	0.31	—	—	0.31	—	12.80	15.53	0.18	0.08	0.08	2.76	90,031	52
05-31-23	12.12	0.27•	(0.45)	(0.18)	0.23	0.35	—	0.58	—	11.36	(1.20)	0.19	0.16	0.16	2.33	78,852	119
05-31-22	14.87	0.26•	(1.07)	(0.81)	0.35	1.59	—	1.94	—	12.12	(7.01)	0.19	0.19	0.19	1.89	64,302	58
05-31-21	11.97	0.22•	3.29	3.51	0.30	0.31	—	0.61	—	14.87	29.73	0.38	0.38	0.38	1.58	34,878	98
05-31-20	11.75	0.23	0.51	0.74	0.22	0.30	—	0.52	—	11.97	6.08	0.41	0.41	0.41	2.04	21,771	93
Voya Target Retirement 2035 Fund
Class A
11-30-24+	12.97	0.06•	1.08	1.14	—	—	—	—	—	14.11	8.79	0.50	0.40	0.40	0.92	87,454	27
05-31-24	11.24	0.25•	1.71	1.96	0.23	—	—	0.23	—	12.97	17.58	0.49	0.39	0.39	2.12	12,818	52
05-31-23	12.04	0.20•	(0.39)	(0.19)	0.18	0.43	—	0.61	—	11.24	(1.26)	0.51	0.48	0.48	1.78	17,474	103
05-31-22	15.23	0.23•	(1.04)	(0.81)	0.32	2.06	—	2.38	—	12.04	(7.26)	0.50	0.50	0.50	1.58	11,446	59
05-31-21	11.84	0.15•	3.81	3.96	0.24	0.33	—	0.57	—	15.23	33.87	0.69	0.69	0.69	1.08	11,286	106
05-31-20	11.66	0.20•	0.49	0.69	0.19	0.32	—	0.51	—	11.84	5.69	0.72	0.72	0.72	1.67	6,316	95
Class I
11-30-24+	13.10	0.11•	1.05	1.16	—	—	—	—	—	14.26	8.86	0.20	0.10	0.10	1.58	15,030	27
05-31-24	11.36	0.30•	1.72	2.02	0.28	—	—	0.28	—	13.10	17.90	0.19	0.09	0.09	2.49	14,247	52

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(4)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Target Retirement 2035 Fund (continued)
Class I (continued)
05-31-23	12.16	0.25	•	(0.40)	(0.15)	0.22	0.43	—	0.65	—	11.36	(0.93)	0.21	0.18	0.18	2.22	1,314	103
05-31-22	15.34	0.25	•	(1.01)	(0.76)	0.36	2.06	—	2.42	—	12.16	(6.89)	0.20	0.20	0.20	1.68	399	59
05-31-21	11.91	0.19	•	3.84	4.03	0.27	0.33	—	0.60	—	15.34	34.29	0.39	0.39	0.39	1.39	967	106
05-31-20	11.71	0.24		0.49	0.73	0.21	0.32	—	0.53	—	11.91	6.01	0.42	0.42	0.42	1.96	642	95
Class R
11-30-24+	12.85	0.07	•	1.04	1.11	—	—	—	—	—	13.96	8.64	0.75	0.65	0.65	1.04	6,150	27
05-31-24	11.19	0.30	•	1.62	1.92	0.26	—	—	0.26	—	12.85	17.24	0.74	0.64	0.64	2.42	5,671	52
05-31-23	11.99	0.17	•	(0.37)	(0.20)	0.17	0.43	—	0.60	—	11.19	(1.44)	0.76	0.73	0.73	1.51	1,035	103
05-31-22	15.19	0.03	•	(0.87)	(0.84)	0.30	2.06	—	2.36	—	11.99	(7.48)	0.75	0.75	0.75	0.25	696	59
05-31-21	11.81	0.04	•	3.87	3.91	0.20	0.33	—	0.53	—	15.19	33.50	0.94	0.94	0.94	0.30	61	106
05-31-20	11.64	0.08		0.58	0.66	0.17	0.32	—	0.49	—	11.81	5.46	0.97	0.97	0.97	0.63	6	95
Class R6
11-30-24+	13.06	0.11	•	1.06	1.17	—	—	—	—	—	14.23	8.96	0.19	0.09	0.09	1.59	114,751	27
05-31-24	11.33	0.32	•	1.69	2.01	0.28	—	—	0.28	—	13.06	17.89	0.18	0.08	0.08	2.60	100,966	52
05-31-23	12.13	0.24	•	(0.39)	(0.15)	0.22	0.43	—	0.65	—	11.33	(0.93)	0.18	0.16	0.16	2.15	78,803	103
05-31-22	15.31	0.26	•	(1.01)	(0.75)	0.37	2.06	—	2.43	—	12.13	(6.89)	0.19	0.19	0.19	1.82	66,848	59
05-31-21	11.89	0.19	•	3.84	4.03	0.28	0.33	—	0.61	—	15.31	34.27	0.38	0.38	0.38	1.39	40,475	106
05-31-20	11.69	0.22		0.52	0.74	0.22	0.32	—	0.54	—	11.89	6.03	0.41	0.41	0.41	1.92	24,983	95
Voya Target Retirement 2040 Fund
Class A
11-30-24+	14.07	0.07	•	1.24	1.31	—	—	—	—	—	15.38	9.31	0.52	0.43	0.43	0.89	9,352	11
05-31-24	11.94	0.23	•	2.12	2.35	0.22	—	—	0.22	—	14.07	19.77	0.51	0.43	0.43	1.81	7,953	48
05-31-23	12.73	0.19	•	(0.33)	(0.14)	0.19	0.46	—	0.65	—	11.94	(0.81)	0.53	0.49	0.49	1.61	17,280	98
05-31-22	16.08	0.21	•	(1.02)	(0.81)	0.35	2.19	—	2.54	—	12.73	(7.11)	0.52	0.52	0.52	1.40	11,929	61
05-31-21	12.06	0.14	•	4.40	4.54	0.22	0.30	—	0.52	—	16.08	38.07	0.71	0.71	0.71	0.97	9,349	112
05-31-20	11.85	0.22	•	0.52	0.74	0.18	0.35	—	0.53	—	12.06	5.87	0.74	0.74	0.74	1.77	4,759	101
Class I
11-30-24+	14.16	0.09	•	1.25	1.34	—	—	—	—	—	15.50	9.46	0.23	0.14	0.14	1.17	12,573	11
05-31-24	12.03	0.29	•	2.12	2.41	0.28	—	—	0.28	—	14.16	20.20	0.22	0.14	0.14	2.23	11,448	48
05-31-23	12.83	0.20	•	(0.32)	(0.12)	0.22	0.46	—	0.68	—	12.03	(0.60)	0.25	0.21	0.21	1.68	640	98
05-31-22	16.17	0.28	•	(1.04)	(0.76)	0.39	2.19	—	2.58	—	12.83	(6.75)	0.23	0.23	0.23	1.87	353	61
05-31-21	12.12	0.17	•	4.42	4.59	0.24	0.30	—	0.54	—	16.17	38.37	0.42	0.42	0.42	1.16	51	112
05-31-20	11.90	0.27	•	0.49	0.76	0.19	0.35	—	0.54	—	12.12	6.07	0.45	0.45	0.45	2.13	32	101
Class R
11-30-24+	13.89	0.05	•	1.22	1.27	—	—	—	—	—	15.16	9.14	0.77	0.68	0.68	0.63	7,076	11
05-31-24	11.86	0.32	•	1.98	2.30	0.27	—	—	0.27	—	13.89	19.51	0.76	0.68	0.68	2.42	6,161	48
05-31-23	12.68	0.17	•	(0.34)	(0.17)	0.19	0.46	—	0.65	—	11.86	(1.07)	0.78	0.74	0.74	1.42	685	98
05-31-22	16.05	0.18	•	(1.03)	(0.85)	0.33	2.19	—	2.52	—	12.68	(7.33)	0.77	0.77	0.77	1.20	26	61
05-31-21	12.06	0.09	•	4.40	4.49	0.20	0.30	—	0.50	—	16.05	37.70	0.96	0.96	0.96	0.62	13	112
05-31-20	11.84	0.16		0.54	0.70	0.13	0.35	—	0.48	—	12.06	5.59	0.99	0.99	0.99	1.29	3	101
Class R6
11-30-24+	14.16	0.09	•	1.25	1.34	—	—	—	—	—	15.50	9.46	0.20	0.11	0.11	1.21	90,265	11
05-31-24	12.03	0.31	•	2.11	2.42	0.29	—	—	0.29	—	14.16	20.25	0.18	0.10	0.10	2.37	79,670	48
05-31-23	12.83	0.24	•	(0.36)	(0.12)	0.22	0.46	—	0.68	—	12.03	(0.56)	0.19	0.17	0.17	2.01	60,216	98
05-31-22	16.18	0.26	•	(1.03)	(0.77)	0.39	2.19	—	2.58	—	12.83	(6.80)	0.19	0.19	0.19	1.71	50,600	61
05-31-21	12.12	0.18	•	4.43	4.61	0.25	0.30	—	0.55	—	16.18	38.51	0.38	0.38	0.38	1.24	28,811	112
05-31-20	11.89	0.21		0.57	0.78	0.20	0.35	—	0.55	—	12.12	6.20	0.41	0.41	0.41	1.86	17,929	101

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(4)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Target Retirement 2045 Fund
Class A
11-30-24+	14.11	0.02	•	1.35	1.37	—	—	—	—	—	15.48	9.71	0.49	0.41	0.41	0.20	68,102	26
05-31-24	11.82	0.22	•	2.28	2.50	0.21	—	—	0.21	—	14.11	21.24	0.52	0.45	0.45	1.75	7,692	46
05-31-23	12.58	0.17	•	(0.29)	(0.12)	0.18	0.46	—	0.64	—	11.82	(0.65)	0.57	0.53	0.53	1.45	12,963	96
05-31-22	16.56	0.20	•	(0.93)	(0.73)	0.36	2.89	—	3.25	—	12.58	(6.95)	0.55	0.55	0.55	1.30	7,739	57
05-31-21	12.13	0.11	•	4.78	4.89	0.19	0.27	—	0.46	—	16.56	40.67	0.74	0.74	0.74	0.78	6,396	115
05-31-20	12.01	0.20	•	0.52	0.72	0.18	0.42	—	0.60	—	12.13	5.61	0.76	0.76	0.76	1.59	3,535	101
Class I
11-30-24+	14.21	0.07	•	1.34	1.41	—	—	—	—	—	15.62	9.92	0.24	0.12	0.12	0.90	13,107	26
05-31-24	11.92	0.29	•	2.27	2.56	0.27	—	—	0.27	—	14.21	21.62	0.23	0.11	0.11	2.20	11,465	46
05-31-23	12.68	0.17	•	(0.25)	(0.08)	0.22	0.46	—	0.68	—	11.92	(0.28)	0.23	0.16	0.16	1.40	856	96
05-31-22	16.67	0.27	•	(0.96)	(0.69)	0.41	2.89	—	3.30	—	12.68	(6.67)	0.19	0.19	0.19	1.76	272	57
05-31-21	12.19	0.19	•	4.78	4.97	0.22	0.27	—	0.49	—	16.67	41.21	0.40	0.40	0.40	1.27	231	115
05-31-20	12.06	0.27	•	0.48	0.75	0.20	0.42	—	0.62	—	12.19	5.88	0.44	0.44	0.44	2.11	27	101
Class R
11-30-24+	13.95	0.03	•	1.31	1.34	—	—	—	—	—	15.29	9.61	0.74	0.66	0.66	0.37	4,193	26
05-31-24	11.77	0.32	•	2.11	2.43	0.25	—	—	0.25	—	13.95	20.83	0.77	0.70	0.70	2.40	3,601	46
05-31-23	12.57	0.15	•	(0.31)	(0.16)	0.18	0.46	—	0.64	—	11.77	(0.95)	0.82	0.78	0.78	1.24	214	96
05-31-22	16.55	0.16	•	(0.94)	(0.78)	0.31	2.89	—	3.20	—	12.57	(7.23)	0.80	0.80	0.80	1.08	6	57
05-31-21	12.12	0.08	•	4.77	4.85	0.15	0.27	—	0.42	—	16.55	40.39	0.99	0.99	0.99	0.53	6	115
05-31-20	11.99	0.14		0.54	0.68	0.13	0.42	—	0.55	—	12.12	5.34	1.01	1.01	1.01	1.08	4	101
Class R6
11-30-24+	14.21	0.07	•	1.34	1.41	—	—	—	—	—	15.62	9.92	0.19	0.11	0.11	0.90	109,046	26
05-31-24	11.92	0.29	•	2.27	2.56	0.27	—	—	0.27	—	14.21	21.64	0.18	0.11	0.11	2.26	92,801	46
05-31-23	12.69	0.23	•	(0.32)	(0.09)	0.22	0.46	—	0.68	—	11.92	(0.36)	0.18	0.17	0.17	1.96	66,960	96
05-31-22	16.67	0.24	•	(0.92)	(0.68)	0.41	2.89	—	3.30	—	12.69	(6.60)	0.19	0.19	0.19	1.59	56,301	57
05-31-21	12.19	0.16	•	4.82	4.98	0.23	0.27	—	0.50	—	16.67	41.23	0.38	0.38	0.38	1.11	33,633	115
05-31-20	12.05	0.22		0.55	0.77	0.21	0.42	—	0.63	—	12.19	5.98	0.41	0.41	0.41	1.74	20,314	101
Voya Target Retirement 2050 Fund
Class A
11-30-24+	14.20	0.03	•	1.39	1.42	—	—	—	—	—	15.62	10.00	0.50	0.42	0.42	0.44	7,016	13
05-31-24	11.81	0.18	•	2.39	2.57	0.18	—	—	0.18	—	14.20	21.84	0.53	0.46	0.46	1.41	5,510	40
05-31-23	12.62	0.16	•	(0.28)	(0.12)	0.18	0.51	—	0.69	—	11.81	(0.63)	0.57	0.52	0.52	1.38	10,477	97
05-31-22	16.36	0.19	•	(0.98)	(0.79)	0.38	2.57	—	2.95	—	12.62	(7.26)	0.54	0.54	0.54	1.28	7,734	58
05-31-21	11.83	0.11	•	4.71	4.82	0.17	0.12	—	0.29	—	16.36	40.98	0.74	0.74	0.74	0.78	7,243	110
05-31-20	11.74	0.18	•	0.51	0.69	0.17	0.43	—	0.60	—	11.83	5.44	0.77	0.78	0.78	1.52	4,589	98
Class I
11-30-24+	14.28	0.05	•	1.40	1.45	—	—	—	—	—	15.73	10.15	0.26	0.16	0.16	0.70	10,564	13
05-31-24	11.91	0.26	•	2.36	2.62	0.25	—	—	0.25	—	14.28	22.16	0.26	0.14	0.14	1.95	9,378	40
05-31-23	12.71	0.15	•	(0.22)	(0.07)	0.22	0.51	—	0.73	—	11.91	(0.21)	0.26	0.19	0.19	1.29	1,013	97
05-31-22	16.45	0.25	•	(1.00)	(0.75)	0.42	2.57	—	2.99	—	12.71	(6.97)	0.22	0.22	0.22	1.60	471	58
05-31-21	11.90	0.17	•	4.70	4.87	0.20	0.12	—	0.32	—	16.45	41.25	0.41	0.41	0.41	1.15	451	110
05-31-20	11.78	0.21		0.53	0.74	0.19	0.43	—	0.62	—	11.90	5.86	0.45	0.46	0.46	1.69	149	98
Class R
11-30-24+	14.02	0.01	•	1.38	1.39	—	—	—	—	—	15.41	9.92	0.75	0.67	0.67	0.19	5,376	13
05-31-24	11.75	0.29	•	2.21	2.50	0.23	—	—	0.23	—	14.02	21.43	0.78	0.71	0.71	2.21	5,063	40
05-31-23	12.59	0.14	•	(0.29)	(0.15)	0.18	0.51	—	0.69	—	11.75	(0.91)	0.82	0.77	0.77	1.21	704	97
05-31-22	16.32	0.15	•	(0.98)	(0.83)	0.33	2.57	—	2.90	—	12.59	(7.52)	0.79	0.79	0.79	0.98	131	58
05-31-21	11.79	0.06	•	4.70	4.76	0.11	0.12	—	0.23	—	16.32	40.61	0.99	0.99	0.99	0.43	155	110

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(4)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Target Retirement 2050 Fund (continued)
Class R (continued)
05-31-20	11.72	0.16	•	0.51	0.67	0.17	0.43	—	0.60	—	11.79	5.29	1.02	1.03	1.03	1.32	153	98
Class R6
11-30-24+	14.28	0.06	•	1.39	1.45	—	—	—	—	—	15.73	10.15	0.20	0.12	0.12	0.73	75,539	13
05-31-24	11.91	0.27	•	2.35	2.62	0.25	—	—	0.25	—	14.28	22.19	0.18	0.11	0.11	2.08	64,572	40
05-31-23	12.72	0.22	•	(0.30)	(0.08)	0.22	0.51	—	0.73	—	11.91	(0.25)	0.19	0.17	0.17	1.89	46,614	97
05-31-22	16.46	0.23	•	(0.97)	(0.74)	0.43	2.57	—	3.00	—	12.72	(6.93)	0.19	0.19	0.19	1.54	38,536	58
05-31-21	11.89	0.15	•	4.74	4.89	0.20	0.12	—	0.32	—	16.46	41.48	0.38	0.38	0.38	1.05	22,567	110
05-31-20	11.77	0.21		0.54	0.75	0.20	0.43	—	0.63	—	11.89	5.90	0.42	0.43	0.43	1.68	11,838	98
Voya Target Retirement 2055 Fund
Class A
11-30-24+	13.88	(0.00	)*•	1.39	1.39	—	—	—	—	—	15.27	10.01	0.61	0.51	0.51	(0.05)	46,875	25
05-31-24	11.55	0.19	•	2.32	2.51	0.18	—	—	0.18	—	13.88	21.87	0.61	0.51	0.51	1.48	6,368	44
05-31-23	12.28	0.15	•	(0.26)	(0.11)	0.18	0.44	—	0.62	—	11.55	(0.57)	0.65	0.57	0.57	1.29	8,657	103
05-31-22	16.35	0.18	•	(0.95)	(0.77)	0.36	2.94	—	3.30	—	12.28	(7.40)	0.60	0.60	0.60	1.23	4,360	49
05-31-21	11.79	0.11	•	4.74	4.85	0.16	0.13	—	0.29	—	16.35	41.43	0.78	0.78	0.78	0.74	3,895	116
05-31-20	11.85	0.16		0.57	0.73	0.18	0.61	—	0.79	—	11.79	5.55	0.76	0.77	0.77	1.40	2,779	112
Class I
11-30-24+	13.99	0.05	•	1.38	1.43	—	—	—	—	—	15.42	10.22	0.25	0.16	0.16	0.62	11,883	25
05-31-24	11.64	0.26	•	2.33	2.59	0.24	—	—	0.24	—	13.99	22.39	0.24	0.16	0.16	2.01	10,022	44
05-31-23	12.38	0.17	•	(0.25)	(0.08)	0.22	0.44	—	0.66	—	11.64	(0.31)	0.22	0.20	0.20	1.44	686	103
05-31-22	16.45	0.24	•	(0.95)	(0.71)	0.42	2.94	—	3.36	—	12.38	(7.03)	0.24	0.24	0.24	1.58	341	49
05-31-21	11.85	0.17	•	4.76	4.93	0.20	0.13	—	0.33	—	16.45	41.89	0.41	0.41	0.41	1.14	349	116
05-31-20	11.89	0.21		0.57	0.78	0.21	0.61	—	0.82	—	11.85	5.96	0.42	0.43	0.43	1.69	88	112
Class R
11-30-24+	13.65	0.00	*•	1.35	1.35	—	—	—	—	—	15.00	9.89	0.86	0.76	0.76	0.03	3,666	25
05-31-24	11.42	0.25	•	2.20	2.45	0.22	—	—	0.22	—	13.65	21.59	0.86	0.76	0.76	1.94	3,065	44
05-31-23	12.18	0.13	•	(0.27)	(0.14)	0.18	0.44	—	0.62	—	11.42	(0.83)	0.90	0.82	0.82	1.14	412	103
05-31-22	16.26	0.13	•	(0.92)	(0.79)	0.35	2.94	—	3.29	—	12.18	(7.60)	0.85	0.85	0.85	0.91	50	49
05-31-21	11.76	0.06	•	4.72	4.78	0.15	0.13	—	0.28	—	16.26	40.94	1.03	1.03	1.03	0.40	28	116
05-31-20	11.83	0.12	•	0.58	0.70	0.16	0.61	—	0.77	—	11.76	5.32	1.01	1.02	1.02	0.98	10	112
Class R6
11-30-24+	13.98	0.05	•	1.39	1.44	—	—	—	—	—	15.42	10.30	0.20	0.12	0.12	0.65	70,731	25
05-31-24	11.64	0.26	•	2.32	2.58	0.24	—	—	0.24	—	13.98	22.34	0.18	0.11	0.11	2.04	56,714	44
05-31-23	12.38	0.23	•	(0.31)	(0.08)	0.22	0.44	—	0.66	—	11.64	(0.25)	0.19	0.17	0.17	1.95	38,019	103
05-31-22	16.45	0.23	•	(0.93)	(0.70)	0.43	2.94	—	3.37	—	12.38	(6.99)	0.19	0.19	0.19	1.53	30,690	49
05-31-21	11.84	0.15	•	4.79	4.94	0.20	0.13	—	0.33	—	16.45	42.02	0.38	0.38	0.38	1.03	18,329	116
05-31-20	11.89	0.20	•	0.57	0.77	0.21	0.61	—	0.82	—	11.84	5.88	0.42	0.43	0.43	1.62	11,057	112
Voya Target Retirement 2060 Fund
Class A
11-30-24+	12.91	0.02	•	1.28	1.30	—	—	—	—	—	14.21	10.07	0.65	0.51	0.51	0.27	4,970	13
05-31-24	10.74	0.18	•	2.16	2.34	0.17	—	—	0.17	—	12.91	21.88	0.64	0.50	0.50	1.53	4,521	42
05-31-23	11.60	0.14	•	(0.26)	(0.12)	0.17	0.57	—	0.74	—	10.74	(0.60)	0.70	0.60	0.60	1.29	6,090	105
05-31-22	15.16	0.18	•	(0.90)	(0.72)	0.33	2.51	—	2.84	—	11.60	(7.26)	0.61	0.61	0.61	1.30	3,968	60
05-31-21	10.90	0.08	•	4.46	4.54	0.15	0.13	—	0.28	—	15.16	41.89	0.77	0.77	0.77	0.61	4,667	110
05-31-20	10.89	0.15		0.51	0.66	0.15	0.50	—	0.65	—	10.90	5.61	0.78	0.80	0.80	1.38	2,803	109
Class I
11-30-24+	12.97	0.04	•	1.30	1.34	—	—	—	—	—	14.31	10.33	0.26	0.13	0.13	0.63	2,752	13
05-31-24	10.80	0.24	•	2.15	2.39	0.22	—	—	0.22	—	12.97	22.32	0.24	0.10	0.10	2.00	2,158	42

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(4)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Target Retirement 2060 Fund (continued)
Class I (continued)
05-31-23	11.66	0.11	•	(0.19)	(0.08)	0.21	0.57	—	0.78	—	10.80	(0.21)	0.24	0.17	0.17	0.99	252	105
05-31-22	15.23	0.30	•	(0.97)	(0.67)	0.39	2.51	—	2.90	—	11.66	(6.93)	0.19	0.19	0.19	2.04	52	60
05-31-21	10.93	0.14	•	4.47	4.61	0.18	0.13	—	0.31	—	15.23	42.50	0.39	0.39	0.39	1.07	160	110
05-31-20	10.91	0.19		0.51	0.70	0.18	0.50	—	0.68	—	10.93	5.90	0.44	0.46	0.46	1.67	122	109
Class R
11-30-24+	12.77	0.00	*•	1.27	1.27	—	—	—	—	—	14.04	9.95	0.90	0.76	0.76	0.01	2,714	13
05-31-24	10.68	0.26	•	2.04	2.30	0.21	—	—	0.21	—	12.77	21.65	0.89	0.75	0.75	2.11	2,219	42
05-31-23	11.57	0.12	•	(0.27)	(0.15)	0.17	0.57	—	0.74	—	10.68	(0.86)	0.95	0.85	0.85	1.12	183	105
05-31-22	15.15	0.16	•	(0.91)	(0.75)	0.32	2.51	—	2.83	—	11.57	(7.49)	0.86	0.86	0.86	1.16	10	60
05-31-21	10.89	0.04	•	4.45	4.49	0.10	0.13	—	0.23	—	15.15	41.45	1.02	1.02	1.02	0.27	9	110
05-31-20	10.88	0.12		0.52	0.64	0.13	0.50	—	0.63	—	10.89	5.37	1.03	1.05	1.05	1.05	6	109
Class R6
11-30-24+	12.99	0.04	•	1.30	1.34	—	—	—	—	—	14.33	10.32	0.20	0.11	0.11	0.65	45,536	13
05-31-24	10.81	0.24	•	2.17	2.41	0.23	—	—	0.23	—	12.99	22.43	0.18	0.10	0.10	2.04	36,216	42
05-31-23	11.67	0.20	•	(0.28)	(0.08)	0.21	0.57	—	0.78	—	10.81	(0.19)	0.19	0.17	0.17	1.87	22,187	105
05-31-22	15.24	0.21	•	(0.88)	(0.67)	0.39	2.51	—	2.90	—	11.67	(6.92)	0.19	0.19	0.19	1.53	16,991	60
05-31-21	10.94	0.13	•	4.48	4.61	0.18	0.13	—	0.31	—	15.24	42.45	0.38	0.38	0.38	0.98	10,641	110
05-31-20	10.92	0.18		0.52	0.70	0.18	0.50	—	0.68	—	10.94	5.89	0.44	0.46	0.46	1.57	5,619	109
Voya Target Retirement 2065 Fund
Class A
11-30-24+	11.50	0.01	•	1.15	1.16	—	—	—	—	—	12.66	10.09	0.47	0.37	0.37	0.24	4,214	17
05-31-24	9.55	0.18	•	1.94	2.12	0.17	—	—	0.17	—	11.50	22.37	0.45	0.37	0.37	1.74	1,813	61
05-31-23	10.09	0.14	•	(0.22)	(0.08)	0.14	0.32	—	0.46	—	9.55	(0.44)	0.46	0.43	0.43	1.46	1,386	90
05-31-22	12.89	0.16	•	(0.79)	(0.63)	0.30	1.87	—	2.17	—	10.09	(7.12)	0.46	0.46	0.46	1.34	1,246	38
07-29-20(6)- 05-31-21	10.00	0.08	•	2.97	3.05	0.14	0.02	—	0.16	—	12.89	30.61	0.67	0.67	0.67	0.82	1,320	87
Class I
11-30-24+	11.52	0.04	•	1.14	1.18	—	—	—	—	—	12.70	10.24	0.22	0.12	0.12	0.60	419	17
05-31-24	9.57	0.18	•	1.96	2.14	0.19	—	—	0.19	—	11.52	22.57	0.20	0.12	0.12	1.72	336	61
05-31-23	10.11	0.14	•	(0.19)	(0.05)	0.17	0.32	—	0.49	—	9.57	(0.20)	0.24	0.21	0.21	1.46	114	90
05-31-22	12.91	0.19	•	(0.79)	(0.60)	0.33	1.87	—	2.20	—	10.11	(6.90)	0.23	0.23	0.23	1.56	71	38
07-29-20(6)- 05-31-21	10.00	0.10	•	2.97	3.07	0.14	0.02	—	0.16	—	12.91	30.92	0.42	0.42	0.42	1.02	76	87
Class R
11-30-24+	11.42	0.01	•	1.13	1.14	—	—	—	—	—	12.56	9.98	0.72	0.62	0.62	0.10	168	17
05-31-24	9.50	0.13	•	1.95	2.08	0.16	—	—	0.16	—	11.42	21.98	0.70	0.62	0.62	1.23	129	61
05-31-23	10.06	0.12	•	(0.22)	(0.10)	0.14	0.32	—	0.46	—	9.50	(0.66)	0.71	0.68	0.68	1.29	45	90
05-31-22	12.88	0.09	•	(0.76)	(0.67)	0.28	1.87	—	2.15	—	10.06	(7.40)	0.71	0.71	0.71	0.74	10	38
07-29-20(6)- 05-31-21	10.00	0.05	•	2.98	3.03	0.13	0.02	—	0.15	—	12.88	30.40	0.92	0.92	0.92	0.56	7	87
Class R6
11-30-24+	11.52	0.04	•	1.15	1.19	—	—	—	—	—	12.71	10.33	0.20	0.10	0.10	0.61	17,164	17
05-31-24	9.57	0.21	•	1.94	2.15	0.20	—	—	0.20	—	11.52	22.60	0.18	0.10	0.10	2.01	12,408	61
05-31-23	10.11	0.17	•	(0.22)	(0.05)	0.17	0.32	—	0.49	—	9.57	(0.16)	0.20	0.17	0.17	1.80	7,396	90
05-31-22	12.91	0.18	•	(0.78)	(0.60)	0.33	1.87	—	2.20	—	10.11	(6.89)	0.21	0.21	0.21	1.53	5,108	38
07-29-20(6)- 05-31-21	10.00	0.10	•	2.97	3.07	0.14	0.02	—	0.16	—	12.91	30.92	0.42	0.42	0.42	1.05	4,032	87

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of the Underlying Funds.
(5)	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (“ETFs”). Net investment income (loss) of any underlying mutual funds or ETFs is not included in a Fund net investment income (loss) ratio to average net assets.
(6)	Commencement of operations.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fourteen separate active investment series. The ten series (each, a “Fund” and collectively, the “Funds”) included in this report are: Voya Target In-Retirement Fund (“In-Retirement”), Voya Target Retirement 2025 Fund (“Retirement 2025”), Voya Target Retirement 2030 Fund (“Retirement 2030”), Voya Target Retirement 2035 Fund (“Retirement 2035”), Voya Target Retirement 2040 Fund (“Retirement 2040”), Voya Target Retirement 2045 Fund (“Retirement 2045”), Voya Target Retirement 2050 Fund (“Retirement 2050”), Voya Target Retirement 2055 Fund (“Retirement 2055”), Voya Target Retirement 2060 Fund (“Retirement 2060”), and Voya Target Retirement 2065 Fund (“Retirement 2065”), each a diversified series of the Trust.

Each Fund offers the following classes of shares: Class A, Class I, Class R and Class R6. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees (if any), shareholder servicing fees (if any) and transfer agency fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the

“Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

The investment companies in which the Funds invest are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.

Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of a Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments. The Funds classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from Underlying Funds are recorded as capital gain distributions from affiliated Underlying Funds.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from the difference between the amounts of foreign withholding tax reclaims recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of foreign/withholding tax reclaim receivables, resulting from changes in the exchange rate.

D. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended November 30, 2024, the cost of purchases and the proceeds from the sales of investments were as follows:

	Purchases	Sales
In-Retirement	$106,497,697	$46,030,652
Retirement 2025	117,622,416	50,128,953
Retirement 2030	65,706,916	31,195,576
Retirement 2035	122,707,333	45,047,231
Retirement 2040	17,391,450	12,758,644
Retirement 2045	104,182,589	37,690,320
Retirement 2050	17,284,862	11,775,783
Retirement 2055	71,946,684	23,876,050
Retirement 2060	12,738,052	6,644,421
Retirement 2065	8,598,366	2,950,713

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Investment Adviser provides the Funds with advisory and administrative services under a management agreement (the “Bundled Fee Agreement”). Pursuant to this Bundled Fee Agreement, the Investment Adviser is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Fund, including, among other things, custodial, administrative, transfer agency (with the exception of fees paid for omnibus accounts or record keeping services), fund accounting, auditing and ordinary legal expenses. This Bundled Fee Agreement compensates the Investment Adviser with a management fee (a “unified fee”) equal to 0.18% of each Fund’s average daily net assets.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A and Class R shares of each Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, Class A shares and Class R shares of each Fund pay the Distributor a Distribution Fee and/or Service Fee based on average daily net assets at a rate of 0.25% and 0.50%, respectively.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For the period ended November 30, 2024, the Distributor retained the following amounts in sales charges:

Class A
Initial Sales Charges:
In-Retirement	$272
Retirement 2025	391
Retirement 2030	2,048
Retirement 2035	1,072
Retirement 2040	1,016
Retirement 2045	356
Retirement 2050	420
Retirement 2055	767
Retirement 2060	507
Retirement 2065	42

Contingent Deferred Sales Charges:
Retirement 2060	$3

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2024, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Funds:

Subsidiary	Fund	Percentage
Voya Institutional Trust Company	In-Retirement	67.29%
	Retirement 2025	54.17
	Retirement 2030	36.27
	Retirement 2035	47.51
	Retirement 2040	16.07
	Retirement 2045	46.34
	Retirement 2050	22.94
	Retirement 2055	47.19
	Retirement 2060	23.73
	Retirement 2065	20.75
Voya Investment Management Co. LLC	Retirement 2065	29.98
Voya Retirement Insurance and Annuity Company	In-Retirement	19.88
	Retirement 2025	27.51
	Retirement 2030	35.63
	Retirement 2035	31.34
	Retirement 2040	50.03
	Retirement 2045	31.62
	Retirement 2050	44.72
	Retirement 2055	30.98
	Retirement 2060	51.46
	Retirement 2065	32.06

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended November 30, 2024, the Funds did not pay any amounts for affiliated recordkeeping services.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”)

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

with the Funds whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:

Fund(1)	Class A	Class I	Class R	Class R6
In-Retirement	0.65%	0.40%	0.90%	0.25%
Retirement 2025	0.65%	0.40%	0.90%	0.25%
Retirement 2030	0.65%	0.40%	0.90%	0.25%
Retirement 2035	0.65%	0.40%	0.90%	0.25%
Retirement 2040	0.65%	0.40%	0.90%	0.25%
Retirement 2045	0.65%	0.40%	0.90%	0.25%
Retirement 2050	0.65%	0.40%	0.90%	0.25%
Retirement 2055	0.65%	0.40%	0.90%	0.25%
Retirement 2060	0.65%	0.40%	0.90%	0.25%
Retirement 2065	0.65%	0.40%	0.90%	0.25%

(1) These operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Fund will vary based on each Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Expense Limitation Agreement is contractual through October 1, 2025, and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

Effective October 1, 2024, the Side Letter Expense Limit Agreement expired and reverted to the existing Standard Expense Limit Agreement for In-Retirement, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045, Retirement 2050, Retirement 2055, Retirement 2060 and Retirement 2065. Prior to October 1, 2024, Side Letter Expense Limits were:

Fund(1)(2)	Class A	Class I	Class R	Class R6
In-Retirement	0.58%	0.23%	0.83%	0.22%
Retirement 2025	0.52%	0.32%	0.77%	0.23%
Retirement 2030	0.53%	0.28%	0.78%	0.24%
Retirement 2035	0.55%	0.25%	0.80%	0.24%
Retirement 2040	0.58%	0.29%	0.83%	0.25%
Retirement 2045	0.61%	0.25%	0.86%	0.25%
Retirement 2050	0.60%	0.28%	0.85%	0.25%
Retirement 2055	0.65%	0.30%	0.90%	0.25%
Retirement 2060	0.65%	0.25%	0.90%	0.25%
Retirement 2065	0.52%	0.29%	0.77%	0.25%

(1)	These operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expense of an Underlying Fund borne by each Fund will vary based on each Fund’s allocation of assets to, and the net expenses of, a particular Fund.

(2)	Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of November 30, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	November 30,
	2025	2026	2027	Total
In-Retirement	$—	$—	$16,014	$16,014
Retirement 2025	—	—	22,214	22,214
Retirement 2030	—	—	23,407	23,407
Retirement 2035	—	—	32,023	32,023
Retirement 2040	—	—	15,474	15,474
Retirement 2045	—	—	24,678	24,678
Retirement 2050	—	—	11,113	11,113
Retirement 2055	—	—	16,871	16,871
Retirement 2060	—	—	6,283	6,283
Retirement 2065	—	—	2,355	2,355

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of November 30, 2024, are as follows:

	November 30,
	2025	2026	2027	Total
Retirement 2055
Class A	$—	$—	$1,198	$1,198
Class R	—	—	105	105
Retirement 2060
Class A	$—	$—	$366	$366
Class R	—	—	204	204

The Expense Limitation Agreement is contractual through October 1, 2025 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2024, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Funds did not utilize the line of credit during the period ended November 30, 2024.

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
In-Retirement
Class A
11/30/2024	5,407,186	—	—	(165,975)	—	5,241,211	58,983,716	—	—	(1,792,652)	—	57,191,064
5/31/2024	214,845	—	8,050	(914,252)	—	(691,357)	2,154,341	—	81,300	(9,027,914)	—	(6,792,273)
Class I
11/30/2024	162,449	—	—	(29,918)	—	132,531	1,771,160	—	—	(325,178)	—	1,445,982
5/31/2024	480,220	—	18,537	(295,911)	—	202,846	4,680,105	—	187,219	(2,996,450)	—	1,870,874
Class R
11/30/2024	28,001	—	—	(14,250)	—	13,751	297,450	—	—	(151,600)	—	145,850
5/31/2024	118,346	—	2,992	(7,548)	—	113,790	1,180,176	—	29,920	(76,277)	—	1,133,819
Class R6
11/30/2024	701,094	—	—	(625,855)	—	75,239	7,455,249	—	—	(6,742,113)	—	713,136
5/31/2024	991,490	—	134,991	(1,190,692)	—	(64,211)	9,859,622	—	1,363,411	(11,924,954)	—	(701,921)
Retirement 2025
Class A
11/30/2024	5,198,725	—	—	(237,273)	—	4,961,452	66,267,672	—	—	(2,995,032)	—	63,272,640
5/31/2024	165,159	—	16,303	(1,059,060)	—	(877,598)	1,866,697	—	188,631	(11,920,088)	—	(9,864,760)
Class I
11/30/2024	108,779	—	—	(40,259)	—	68,520	1,363,097	—	—	(508,042)	—	855,055
5/31/2024	636,942	—	15,584	(246,775)	—	405,751	7,103,935	—	181,399	(2,887,797)	—	4,397,537
Class R
11/30/2024	9,992	—	—	(13,264)	—	(3,272)	123,601	—	—	(165,831)	—	(42,230)
5/31/2024	356,241	—	9,388	(46,373)	—	319,256	4,022,009	—	107,871	(541,185)	—	3,588,695
Class R6
11/30/2024	673,634	—	—	(502,509)	—	171,125	8,500,379	—	—	(6,336,363)	—	2,164,016
5/31/2024	1,526,427	—	164,670	(2,039,174)	—	(348,077)	17,462,047	—	1,915,107	(23,601,064)	—	(4,223,910)
Retirement 2030
Class A
11/30/2024	2,448,950	—	—	(206,603)	—	2,242,347	33,162,321	—	—	(2,745,963)	—	30,416,358
5/31/2024	323,326	—	19,779	(1,295,242)	—	(952,137)	3,824,915	—	240,507	(15,326,980)	—	(11,261,558)
Class I
11/30/2024	145,666	—	—	(28,649)	—	117,017	1,938,838	—	—	(381,401)	—	1,557,437
5/31/2024	985,560	—	23,660	(154,543)	—	854,677	11,528,968	—	289,362	(1,893,771)	—	9,924,559
Class R
11/30/2024	25,752	—	—	(94,845)	—	(69,093)	338,995	—	—	(1,230,972)	—	(891,977)
5/31/2024	453,378	—	10,554	(14,519)	—	449,413	5,350,956	—	126,864	(171,195)	—	5,306,625
Class R6
11/30/2024	786,873	—	—	(640,249)	—	146,624	10,603,295	—	—	(8,548,268)	—	2,055,027
5/31/2024	1,591,976	—	184,956	(1,682,507)	—	94,425	19,074,132	—	2,260,165	(20,270,373)	—	1,063,924
Retirement 2035
Class A
11/30/2024	5,465,518	—	—	(253,641)	—	5,211,877	75,761,857	—	—	(3,486,260)	—	72,275,597
5/31/2024	327,334	—	17,588	(910,907)	—	(565,985)	3,988,405	—	215,980	(10,857,904)	—	(6,653,519)
Class I
11/30/2024	142,286	—	—	(176,522)	—	(34,236)	1,962,451	—	—	(2,445,781)	—	(483,330)
5/31/2024	1,081,679	—	23,712	(133,226)	—	972,165	12,722,281	—	293,559	(1,640,429)	—	11,375,411

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Retirement 2035 (continued)
Class R
11/30/2024	61,108	—	—	(61,865)	—	(757)	828,469	—	—	(829,799)	—	(1,330)
5/31/2024	363,057	—	7,881	(22,057)	—	348,881	4,343,688	—	95,995	(262,325)	—	4,177,358
Class R6
11/30/2024	1,051,339	—	—	(716,345)	—	334,994	14,356,422	—	—	(9,797,498)	—	4,558,924
5/31/2024	2,576,975	—	187,263	(1,990,381)	—	773,857	31,115,485	—	2,312,698	(24,513,035)	—	8,915,148
Retirement 2040
Class A
11/30/2024	139,383	—	—	(96,661)	—	42,722	2,088,279	—	—	(1,417,307)	—	670,972
5/31/2024	179,653	—	9,928	(1,072,042)	—	(882,461)	2,292,846	—	131,043	(13,612,323)	—	(11,188,434)
Class I
11/30/2024	87,583	—	—	(84,995)	—	2,588	1,307,574	—	—	(1,266,672)	—	40,902
5/31/2024	904,116	—	16,780	(165,692)	—	755,204	11,373,334	—	222,666	(2,187,786)	—	9,408,214
Class R
11/30/2024	28,530	—	—	(5,509)	—	23,021	413,730	—	—	(81,163)	—	332,567
5/31/2024	389,678	—	8,344	(12,204)	—	385,818	4,958,324	—	108,804	(163,523)	—	4,903,605
Class R6
11/30/2024	555,269	—	—	(359,719)	—	195,550	8,276,105	—	—	(5,321,886)	—	2,954,219
5/31/2024	1,624,262	—	120,843	(1,122,583)	—	622,522	21,087,341	—	1,603,592	(14,648,723)	—	8,042,210
Retirement 2045
Class A
11/30/2024	3,979,491	—	—	(125,237)	—	3,854,254	60,314,719	—	—	(1,868,829)	—	58,445,890
5/31/2024	234,126	—	8,824	(794,389)	—	(551,439)	2,973,756	—	116,031	(10,057,576)	—	(6,967,789)
Class I
11/30/2024	115,194	—	—	(82,739)	—	32,455	1,725,309	—	—	(1,243,782)	—	481,527
5/31/2024	953,244	—	17,288	(235,496)	—	735,036	11,840,862	—	228,547	(3,125,129)	—	8,944,280
Class R
11/30/2024	22,536	—	—	(6,447)	—	16,089	328,374	—	—	(92,608)	—	235,766
5/31/2024	246,822	—	4,609	(11,535)	—	239,896	3,129,834	—	60,010	(153,294)	—	3,036,550
Class R6
11/30/2024	1,003,530	—	—	(552,288)	—	451,242	14,981,774	—	—	(8,175,035)	—	6,806,739
5/31/2024	2,021,408	—	136,005	(1,243,082)	—	914,331	26,191,705	—	1,799,341	(16,559,964)	—	11,431,082
Retirement 2050
Class A
11/30/2024	107,563	—	—	(46,477)	—	61,086	1,626,210	—	—	(684,927)	—	941,283
5/31/2024	168,323	—	5,136	(672,200)	—	(498,741)	2,133,070	—	67,797	(8,470,736)	—	(6,269,869)
Class I
11/30/2024	70,546	—	—	(55,766)	—	14,780	1,054,417	—	—	(838,402)	—	216,015
5/31/2024	685,612	—	11,909	(125,830)	—	571,691	8,536,698	—	157,913	(1,616,199)	—	7,078,412
Class R
11/30/2024	25,233	—	—	(37,416)	—	(12,183)	371,545	—	—	(562,348)	—	(190,803)
5/31/2024	317,659	—	6,130	(22,664)	—	301,125	4,014,972	—	79,994	(298,801)	—	3,796,165
Class R6
11/30/2024	615,599	—	—	(336,629)	—	278,970	9,255,850	—	—	(5,013,917)	—	4,241,933
5/31/2024	1,270,551	—	86,713	(749,793)	—	607,471	16,505,291	—	1,149,815	(9,916,587)	—	7,738,519
Retirement 2055
Class A
11/30/2024	2,709,259	—	—	(99,380)	—	2,609,879	40,409,549	—	—	(1,453,087)	—	38,956,462
5/31/2024	176,143	—	6,365	(473,237)	—	(290,729)	2,180,531	—	82,102	(5,854,827)	—	(3,592,194)
Class I
11/30/2024	91,610	—	—	(37,411)	—	54,199	1,345,911	—	—	(552,935)	—	792,976
5/31/2024	863,072	—	14,093	(219,591)	—	657,574	10,538,127	—	182,933	(2,889,772)	—	7,831,288
Class R
11/30/2024	34,915	—	—	(15,104)	—	19,811	502,464	—	—	(218,430)	—	284,034
5/31/2024	194,305	—	3,163	(8,949)	—	188,519	2,414,073	—	40,164	(112,559)	—	2,341,678
Class R6
11/30/2024	724,011	—	—	(192,667)	—	531,344	10,593,585	—	—	(2,837,800)	—	7,755,785
5/31/2024	1,365,861	—	74,647	(650,337)	—	790,171	17,297,984	—	968,167	(8,481,762)	—	9,784,389
Retirement 2060
Class A
11/30/2024	54,604	—	—	(55,080)	—	(476)	739,946	—	—	(741,923)	—	(1,977)
5/31/2024	237,109	—	5,461	(459,585)	—	(217,015)	2,739,367	—	65,536	(5,327,485)	—	(2,522,582)

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Retirement 2060 (continued)
Class I
11/30/2024	47,501	—	—	(21,568)	—	25,933	644,936	—	—	(290,391)	—	354,545
5/31/2024	186,649	—	2,621	(46,227)	—	143,043	2,166,186	—	31,533	(556,031)	—	1,641,688
Class R
11/30/2024	25,815	—	—	(6,353)	—	19,462	344,753	—	—	(86,185)	—	258,568
5/31/2024	159,402	—	2,595	(5,289)	—	156,708	1,846,859	—	30,834	(64,995)	—	1,812,698
Class R6
11/30/2024	514,378	—	—	(124,844)	—	389,534	7,011,193	—	—	(1,695,877)	—	5,315,316
5/31/2024	1,042,070	—	47,964	(353,921)	—	736,113	12,323,090	—	577,965	(4,216,053)	—	8,685,002
Retirement 2065
Class A
11/30/2024	191,735	—	—	(16,657)	—	175,078	2,363,312	—	—	(202,028)	—	2,161,284
5/31/2024	17,353	—	2,398	(7,173)	—	12,578	181,844	—	25,587	(74,244)	—	133,187
Class I
11/30/2024	4,646	—	—	(860)	—	3,786	55,356	—	—	(10,605)	—	44,751
5/31/2024	18,909	—	265	(1,935)	—	17,239	209,488	—	2,832	(20,570)	—	191,750
Class R
11/30/2024	3,092	—	—	(1,022)	—	2,070	36,770	—	—	(11,984)	—	24,786
5/31/2024	8,221	—	89	(1,772)	—	6,538	88,532	—	948	(19,275)	—	70,205
Class R6
11/30/2024	314,810	—	—	(40,720)	—	274,090	3,844,923	—	—	(489,627)	—	3,355,296
5/31/2024	453,948	—	17,699	(167,829)	—	303,818	4,778,036	—	189,022	(1,773,585)	—	3,193,473

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	May 31, 2024		May 31, 2023
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gains	Income	Capital Gains
In-Retirement	$1,661,850	$—	$1,229,363	$346,378
Retirement 2025	2,393,008	—	1,605,463	1,454,698
Retirement 2030	2,916,898	—	1,725,840	2,733,484
Retirement 2035	2,918,232	—	1,611,732	3,221,085
Retirement 2040	2,066,105	—	1,202,991	2,545,285
Retirement 2045	2,203,929	—	1,241,610	2,577,687
Retirement 2050	1,455,519	—	871,327	2,046,662
Retirement 2055	1,277,280	—	704,925	1,429,834
Retirement 2060	705,891	—	410,886	1,163,292
Retirement 2065	218,416	—	122,596	237,353

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of May 31, 2024 were:

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

	Undistributed	Unrealized			Total
	Ordinary	Appreciation/	Capital Loss Carryforwards		Distributable
	Income	(Depreciation)	Amount	Character	Earnings/(Loss)
In-Retirement	$474,217	$1,058,628	$(732,609)	Short-term	$(3,445,085)
			(4,245,321)	Long-term
			$(4,977,930)
Retirement 2025	589,648	3,556,404	(1,147,112)	Short-term	(334,503)
			(3,333,443)	Long-term
			$(4,480,555)
Retirement 2030	680,615	7,510,813	(1,401,766)	Short-term	2,377,696
			(4,411,966)	Long-term
			$(5,813,732)
Retirement 2035	596,278	10,458,125	(891,787)	Short-term	6,253,122
			(3,909,494)	Long-term
			$(4,801,281)
Retirement 2040	318,774	10,335,648	(904,805)	Short-term	6,649,219
			(3,100,398)	Long-term
			$(4,005,203)
Retirement 2045	246,654	12,754,058	(808,099)	Short-term	10,073,823
			(2,118,790)	Long-term
			$(2,926,889)
Retirement 2050	119,333	10,197,567	(420,968)	Short-term	7,150,173
			(2,745,759)	Long-term
			$(3,166,727)
Retirement 2055	88,864	9,044,699	(54,630)	Short-term	7,696,411
			(1,382,522)	Long-term
			$(1,437,152)
Retirement 2060	52,721	5,221,053	(56,386)	Short-term	4,166,367
			(1,051,021)	Long-term
			$(1,107,407)
Retirement 2065	15,347	1,678,344	(10,840)	Short-term	1,580,684
			(102,167)	Long-term
			$(113,007)

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of November 30, 2024, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund’s investments. Any of these occurrences could disrupt the operations of a Fund and of a Fund’s service providers.

NOTE 12 — SUBSEQUENT EVENTS

Dividends: Subsequent to November 30, 2024, the Funds declared and paid dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
In-Retirement
Class A	$0.2324	$-	$-	December 31, 2024	December 27, 2024
Class I	$0.2496	$-	$-	December 31, 2024	December 27, 2024
Class R	$0.1944	$-	$-	December 31, 2024	December 27, 2024
Class R6	$0.2537	$-	$-	December 31, 2024	December 27, 2024
Retirement 2025
Class A	$0.2666	$-	$-	December 31, 2024	December 27, 2024
Class I	$0.2800	$-	$-	December 31, 2024	December 27, 2024
Class R	$0.2219	$-	$-	December 31, 2024	December 27, 2024
Class R6	$0.2876	$-	$-	December 31, 2024	December 27, 2024
Retirement 2030
Class A	$0.2093	$-	$-	December 31, 2024	December 27, 2024
Class I	$0.2283	$-	$-	December 31, 2024	December 27, 2024
Class R	$0.1596	$-	$-	December 31, 2024	December 27, 2024
Class R6	$0.2333	$-	$-	December 31, 2024	December 27, 2024
Retirement 2035
Class A	$0.2696	$-	$-	December 31, 2024	December 27, 2024
Class I	$0.2917	$-	$-	December 31, 2024	December 27, 2024
Class R	$0.2217	$-	$-	December 31, 2024	December 27, 2024
Class R6	$0.2924	$-	$-	December 31, 2024	December 27, 2024
Retirement 2040
Class A	$0.2931	$-	$-	December 31, 2024	December 27, 2024

NOTES TO FINANCIAL STATEMENTS as of November 30, 2024 (Unaudited) (continued)

NOTE 12 — SUBSEQUENT EVENTS (continued)

Class I	$0.3308	$-	$-	December 31, 2024	December 27, 2024
Class R	$0.2586	$-	$-	December 31, 2024	December 27, 2024
Class R6	$0.3355	$-	$-	December 31, 2024	December 27, 2024
Retirement 2045
Class A	$0.2684	$-	$0.1581	December 31, 2024	December 27, 2024
Class I	$0.2883	$-	$0.1581	December 31, 2024	December 27, 2024
Class R	$0.2140	$-	$0.1581	December 31, 2024	December 27, 2024
Class R6	$0.2892	$-	$0.1581	December 31, 2024	December 27, 2024
Retirement 2050
Class A	$0.2546	$-	$-	December 31, 2024	December 27, 2024
Class I	$0.2884	$-	$-	December 31, 2024	December 27, 2024
Class R	$0.2107	$-	$-	December 31, 2024	December 27, 2024
Class R6	$0.2933	$-	$-	December 31, 2024	December 27, 2024
Retirement 2055
Class A	$0.2374	$0.0480	$0.1626	December 31, 2024	December 27, 2024
Class I	$0.2563	$0.0480	$0.1626	December 31, 2024	December 27, 2024
Class R	$0.1818	$0.0480	$0.1626	December 31, 2024	December 27, 2024
Class R6	$0.2623	$0.0480	$0.1626	December 31, 2024	December 27, 2024
Retirement 2060
Class A	$0.2078	$-	$-	December 31, 2024	December 27, 2024
Class I	$0.2563	$-	$-	December 31, 2024	December 27, 2024
Class R	$0.1817	$-	$-	December 31, 2024	December 27, 2024
Class R6	$0.2579	$-	$-	December 31, 2024	December 27, 2024
Retirement 2065
Class A	$0.1985	$0.0311	$0.1309	December 31, 2024	December 27, 2024
Class I	$0.2172	$0.0311	$0.1309	December 31, 2024	December 27, 2024
Class R	$0.1699	$0.0311	$0.1309	December 31, 2024	December 27, 2024
Class R6	$0.2188	$0.0311	$0.1309	December 31, 2024	December 27, 2024

Reorganization: On November 14, 2024, the Board approved a proposal to reorganize Retirement 2025 into In-Retirement on or about August 8, 2025. Following the reorganization, shareholders of Retirement 2025 will hold shares of In-Retirement.

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited)

Shares	RA	Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 42.2%
49,845	iShares Core S&P Mid-Cap ETF	$3,359,553	3.0
158,958	iShares Core U.S. Aggregate Bond ETF	15,768,634	14.1
424,360	Schwab U.S. TIPS ETF	11,207,348	10.0
186,883	SPDR Portfolio High Yield Bond ETF	4,472,110	4.0
123,394	Vanguard FTSE Developed Markets ETF	6,206,718	5.5
48,912	Vanguard FTSE Emerging Markets ETF	2,228,920	2.0
38,987	Vanguard Long-Term Treasury ETF	2,301,013	2.1
33,290	Vanguard Total International Bond ETF	1,682,809	1.5
	Total Exchange-Traded Funds (Cost $46,670,089)	47,227,105	42.2
MUTUAL FUNDS: 57.8%
	Affiliated Investment Companies: 38.4%
3,372,111	Voya Intermediate Bond Fund - Class R6	29,640,854	26.5
206,538	Voya Multi-Manager International Equity Fund - Class I	2,207,892	2.0
1,072,916	Voya Short Duration Bond Fund - Class R6	10,031,761	8.9
97,662	Voya VACS Series EME Fund	1,083,070	1.0
		42,963,577	38.4

	Unaffiliated Investment Companies: 19.4%
326,867	Nuveen S&P 500 Index Fund - Class R6	21,775,885	19.4
	Total Mutual Funds (Cost $63,130,284)	64,739,462	57.8
	Total Long-Term Investments (Cost $109,800,373)	111,966,567	100.0
	Total Investments in Securities (Cost $109,800,373)	$111,966,567	100.0
	Assets in Excess of Other Liabilities	32,530	0.0
	Net Assets	$111,999,097	100.0

See Accompanying Notes to Financial Statements

Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$47,227,105	$—	$—	$47,227,105
Mutual Funds	64,739,462	—	—	64,739,462
Total Investments, at fair value	$111,966,567	$—	$—	$111,966,567

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$1,449,111	$85,758	$(1,573,381)	$38,512	$—	$11,004	$(813)	$—
Voya Intermediate Bond Fund - Class R6	12,403,776	42,605,146	(25,017,495)	(350,573)	29,640,854	461,491	416,797	—
Voya Multi-Manager International Equity Fund - Class I	1,035,716	5,365,583	(4,116,679)	(76,728)	2,207,892	—	34,257	—
Voya Short Duration Bond Fund - Class R6	—	10,586,884	(483,551)	(71,572)	10,031,761	81,320	(4,526)	—
Voya VACS Series EME Fund	502,872	2,082,947	(1,384,406)	(118,343)	1,083,070	—	76,626	—
	$15,391,475	$60,726,318	$(32,575,512)	$(578,704)	$42,963,577	$553,815	$522,341	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $110,728,077.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,905,404
Gross Unrealized Depreciation	(1,666,914)
Net Unrealized Appreciation	$1,238,490

See Accompanying Notes to Financial Statements

Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited)

Shares	RA	Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 41.4%
80,201	iShares Core S&P Mid- Cap ETF	$5,405,547	3.5
12,248	iShares Core S&P Small-Cap ETF	1,549,739	1.0
199,653	iShares Core U.S. Aggregate Bond ETF	19,805,578	12.8
482,835	Schwab U.S. TIPS ETF	12,751,672	8.2
193,304	SPDR Portfolio High Yield Bond ETF	4,625,765	3.0
224,327	Vanguard FTSE Developed Markets ETF	11,283,648	7.3
67,457	Vanguard FTSE Emerging Markets ETF	3,074,016	2.0
53,769	Vanguard Long-Term Treasury ETF	3,173,446	2.1
45,912	Vanguard Total International Bond ETF	2,320,852	1.5
	Total Exchange-Traded Funds (Cost $62,535,297)	63,990,263	41.4
MUTUAL FUNDS: 58.6%
	Affiliated Investment Companies: 33.2%
4,275,511	Voya Intermediate Bond Fund - Class R6	37,581,742	24.3
467,331	Voya Multi-Manager International Equity Fund - Class I	4,995,773	3.2
782,218	Voya Short Duration Bond Fund - Class R6	7,313,742	4.7
135,504	Voya VACS Series EME Fund	1,502,743	1.0
		51,394,000	33.2

	Unaffiliated Investment Companies: 25.4%
590,813	Nuveen S&P 500 Index Fund - Class R6	39,359,981	25.4
	Total Mutual Funds (Cost $86,689,040)	90,753,981	58.6
	Total Long-Term Investments (Cost $149,224,337)	154,744,244	100.0
	Total Investments in Securities (Cost $149,224,337)	$154,744,244	100.0
	Assets in Excess of Other Liabilities	48,485	0.0
	Net Assets	$154,792,729	100.0

See Accompanying Notes to Financial Statements

Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$63,990,263	$—	$—	$63,990,263
Mutual Funds	90,753,981	—	—	90,753,981
Total Investments, at fair value	$154,744,244	$—	$—	$154,744,244

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$2,432,137	$154,822	$(2,653,108)	$66,149	$—	$18,729	$(2,502)	$—
Voya Intermediate Bond Fund - Class R6	17,524,580	40,638,106	(20,239,546)	(341,398)	37,581,742	622,311	551,524	—
Voya Multi-Manager International Equity Fund - Class I	3,052,968	8,085,954	(5,834,102)	(309,047)	4,995,773	—	230,867	—
Voya Short Duration Bond Fund - Class R6	—	7,516,935	(153,288)	(49,905)	7,313,742	55,369	(1,757)	—
Voya VACS Series EME Fund	804,458	2,228,138	(1,356,198)	(173,655)	1,502,743	—	117,839	—
	$23,814,143	$58,623,955	$(30,236,242)	$(807,856)	$51,394,000	$696,409	$895,971	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $151,090,518.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$6,651,958
Gross Unrealized Depreciation	(2,998,232)
Net Unrealized Appreciation	$3,653,726

See Accompanying Notes to Financial Statements

Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 37.5%
120,152	iShares Core S&P Mid- Cap ETF	$8,098,245	5.0
32,111	iShares Core S&P Small-Cap ETF	4,063,005	2.5
197,059	iShares Core U.S. Aggregate Bond ETF	19,548,253	12.0
184,126	Schwab U.S. TIPS ETF	4,862,767	3.0
135,145	SPDR Portfolio High Yield Bond ETF	3,234,020	2.0
275,811	Vanguard FTSE Developed Markets ETF	13,873,293	8.5
88,427	Vanguard FTSE Emerging Markets ETF	4,029,618	2.5
56,387	Vanguard Long-Term Treasury ETF	3,327,961	2.0
	Total Exchange-Traded Funds (Cost $57,439,530)	61,037,162	37.5
MUTUAL FUNDS: 62.5%
	Affiliated Investment Companies: 28.1%
3,348,476	Voya Intermediate Bond Fund - Class R6	29,433,104	18.1
1,064,827	Voya Multi-Manager International Equity Fund - Class I	11,383,001	7.0
346,442	Voya Short Duration Bond Fund - Class R6	3,239,230	2.0
143,355	Voya VACS Series EME Fund	1,589,807	1.0
		45,645,142	28.1

	Unaffiliated Investment Companies: 34.4%
841,008	Nuveen S&P 500 Index Fund - Class R6	56,027,946	34.4
	Total Mutual Funds (Cost $90,311,519)	101,673,088	62.5
	Total Long-Term Investments (Cost $147,751,049)	162,710,250	100.0
	Total Investments in Securities (Cost $147,751,049)	$162,710,250	100.0
	Assets in Excess of Other Liabilities	70,933	0.0
	Net Assets	$162,781,183	100.0

See Accompanying Notes to Financial Statements

Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$61,037,162	$—	$—	$61,037,162
Mutual Funds	101,673,088	—	—	101,673,088
Total Investments, at fair value	$162,710,250	$—	$—	$162,710,250

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$21,070,956	$17,039,316	$(8,987,709)	$310,541	$29,433,104	$606,079	$164,243	$—
Voya Multi-Manager International Equity Fund - Class I	8,463,116	7,020,692	(3,663,563)	(437,244)	11,383,001	—	458,389	—
Voya Short Duration Bond Fund - Class R6	—	3,329,008	(60,765)	(29,013)	3,239,230	26,911	(622)	—
Voya VACS Series EME Fund	1,189,914	1,230,407	(688,884)	(141,630)	1,589,807	—	118,492	—
	$30,723,986	$28,619,423	$(13,400,921)	$(297,346)	$45,645,142	$632,990	$740,502	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $151,306,317.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$15,201,293
Gross Unrealized Depreciation	(3,797,360)
Net Unrealized Appreciation	$11,403,933

See Accompanying Notes to Financial Statements

Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 33.9%
165,289	iShares Core S&P Mid- Cap ETF	$11,140,479	5.0
48,591	iShares Core S&P Small-Cap ETF	6,148,219	2.8
203,315	iShares Core U.S. Aggregate Bond ETF	20,168,848	9.0
185,913	SPDR Portfolio High Yield Bond ETF	4,448,898	2.0
468,698	Vanguard FTSE Developed Markets ETF	23,575,510	10.6
121,646	Vanguard FTSE Emerging Markets ETF	5,543,408	2.5
77,570	Vanguard Long-Term Treasury ETF	4,578,181	2.0
	Total Exchange-Traded Funds (Cost $71,396,225)	75,603,543	33.9
MUTUAL FUNDS: 66.1%
	Affiliated Investment Companies: 25.0%
3,823,213	Voya Intermediate Bond Fund - Class R6	33,606,043	15.0
1,665,955	Voya Multi-Manager International Equity Fund - Class I	17,809,058	8.0
392,462	Voya VACS Series EME Fund	4,352,404	2.0
		55,767,505	25.0

	Unaffiliated Investment Companies: 41.1%
1,379,908	Nuveen S&P 500 Index Fund - Class R6	91,929,477	41.1
	Total Mutual Funds (Cost $133,709,861)	147,696,982	66.1
	Total Long-Term Investments (Cost $205,106,086)	223,300,525	100.0
	Total Investments in Securities (Cost $205,106,086)	$223,300,525	100.0
	Assets in Excess of Other Liabilities	84,880	0.0
	Net Assets	$223,385,405	100.0

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2035 Fund	as of November 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$75,603,543	$—	$—	$75,603,543
Mutual Funds	147,696,982	—	—	147,696,982
Total Investments, at fair value	$223,300,525	$—	$—	$223,300,525

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$19,676,639	$25,818,339	$(11,908,360)	$19,425	$33,606,043	$625,788	$362,751	$—
Voya Multi-Manager International Equity Fund - Class I	10,882,166	16,836,584	(8,962,283)	(947,409)	17,809,058	—	847,290	—
Voya VACS Series EME Fund	2,664,629	3,566,876	(1,543,942)	(335,159)	4,352,404	—	225,710	—
	$33,223,434	$46,221,799	$(22,414,585)	$(1,263,143)	$55,767,505	$625,788	$1,435,751	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $208,488,378.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$19,032,373
Gross Unrealized Depreciation	(4,220,226)
Net Unrealized Appreciation	$14,812,147

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2040 Fund	as of November 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 31.5%
105,594	iShares Core S&P Mid-Cap ETF	$7,117,036	6.0
32,924	iShares Core S&P Small-Cap ETF	4,165,874	3.5
24,053	iShares Core U.S. Aggregate Bond ETF	2,386,057	2.0
98,974	SPDR Portfolio High Yield Bond ETF	2,368,448	2.0
320,812	Vanguard FTSE Developed Markets ETF	16,136,843	13.5
64,761	Vanguard FTSE Emerging Markets ETF	2,951,159	2.5
41,296	Vanguard Long-Term Treasury ETF	2,437,290	2.0
	Total Exchange-Traded Funds (Cost $33,543,049)	37,562,707	31.5
MUTUAL FUNDS: 68.5%
	Affiliated Investment Companies: 22.0%
1,501,375	Voya Intermediate Bond Fund - Class R6	13,197,082	11.1
894,577	Voya Multi-Manager International Equity Fund - Class I	9,563,027	8.0
315,656	Voya VACS Series EME Fund	3,500,625	2.9
		26,260,734	22.0

	Unaffiliated Investment Companies: 46.5%
831,512	Nuveen S&P 500 Index Fund - Class R6	55,395,311	46.5
	Total Mutual Funds (Cost $66,080,886)	81,656,045	68.5
	Total Long-Term Investments (Cost $99,623,935)	119,218,752	100.0
	Total Investments in Securities (Cost $99,623,935)	$119,218,752	100.0
	Assets in Excess of Other Liabilities	48,292	0.0
	Net Assets	$119,267,044	100.0

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2040 Fund	as of November 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$37,562,707	$—	$—	$37,562,707
Mutual Funds	81,656,045	—	—	81,656,045
Total Investments, at fair value	$119,218,752	$—	$—	$119,218,752

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$11,496,995	$2,269,686	$(863,668)	$294,069	$13,197,082	$306,127	$6,070	$—
Voya Multi-Manager International Equity Fund - Class I	8,710,289	2,160,592	(1,270,286)	(37,568)	9,563,027	—	150,933	—
Voya VACS Series EME Fund	3,137,563	619,462	(233,381)	(23,019)	3,500,625	—	30,346	—
	$23,344,847	$5,049,740	$(2,367,335)	$233,482	$26,260,734	$306,127	$187,349	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $102,474,986.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$16,743,766
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$16,743,766

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2045 Fund	as of November 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 31.8%
172,338	iShares Core S&P Mid-Cap ETF	$11,615,581	6.0
57,572	iShares Core S&P Small-Cap ETF	7,284,585	3.7
161,535	SPDR Portfolio High Yield Bond ETF	3,865,532	2.0
601,163	Vanguard FTSE Developed Markets ETF	30,238,499	15.6
147,973	Vanguard FTSE Emerging Markets ETF	6,743,130	3.5
33,699	Vanguard Long-Term Treasury ETF	1,988,915	1.0
	Total Exchange-Traded Funds (Cost $56,676,137)	61,736,242	31.8
MUTUAL FUNDS: 68.2%
	Affiliated Investment Companies: 17.0%
1,335,713	Voya Intermediate Bond Fund - Class R6	11,740,914	6.1
1,458,844	Voya Multi-Manager International Equity Fund - Class I	15,595,042	8.0
514,973	Voya VACS Series EME Fund	5,711,055	2.9
		33,047,011	17.0

	Unaffiliated Investment Companies: 51.2%
1,494,988	Nuveen S&P 500 Index Fund - Class R6	99,596,123	51.2
	Total Mutual Funds (Cost $116,813,915)	132,643,134	68.2
	Total Long-Term Investments (Cost $173,490,052)	194,379,376	100.0
	Total Investments in Securities (Cost $173,490,052)	$194,379,376	100.0
	Assets in Excess of Other Liabilities	69,091	0.0
	Net Assets	$194,448,467	100.0

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2045 Fund	as of November 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$61,736,242	$—	$—	$61,736,242
Mutual Funds	132,643,134	—	—	132,643,134
Total Investments, at fair value	$194,379,376	$—	$—	$194,379,376

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$6,891,020	$7,277,076	$(2,526,262)	$99,080	$11,740,914	$217,837	$43,109	$—
Voya Multi-Manager International Equity Fund - Class I	9,605,996	17,889,664	(10,944,838)	(955,780)	15,595,042	—	850,359	—
Voya VACS Series EME Fund	3,458,792	4,608,573	(1,923,455)	(432,855)	5,711,055	—	280,081	—
	$19,955,808	$29,775,313	$(15,394,555)	$(1,289,555)	$33,047,011	$217,837	$1,173,549	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $176,305,502.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$21,716,329
Gross Unrealized Depreciation	(3,642,455)
Net Unrealized Appreciation	$18,073,874

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2050 Fund	as of November 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 29.8%
101,974	iShares Core S&P Mid-Cap ETF	$6,873,048	7.0
29,200	iShares Core S&P Small-Cap ETF	3,694,676	3.7
304,898	Vanguard FTSE Developed Markets ETF	15,336,369	15.6
75,049	Vanguard FTSE Emerging Markets ETF	3,419,983	3.5
	Total Exchange-Traded Funds (Cost $25,477,495)	29,324,076	29.8
MUTUAL FUNDS: 70.2%
	Affiliated Investment Companies: 17.0%
676,204	Voya Intermediate Bond Fund - Class R6	5,943,835	6.1
737,515	Voya Multi-Manager International Equity Fund - Class I	7,884,037	8.0
260,562	Voya VACS Series EME Fund	2,889,630	2.9
		16,717,502	17.0

	Unaffiliated Investment Companies: 53.2%
786,775	Nuveen S&P 500 Index Fund - Class R6	52,414,964	53.2
	Total Mutual Funds (Cost $54,814,458)	69,132,466	70.2
	Total Long-Term Investments (Cost $80,291,953)	98,456,542	100.0
	Total Investments in Securities (Cost $80,291,953)	$98,456,542	100.0
	Assets in Excess of Other Liabilities	38,008	0.0
	Net Assets	$98,494,550	100.0

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2050 Fund	as of November 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$29,324,076	$—	$—	$29,324,076
Mutual Funds	69,132,466	—	—	69,132,466
Total Investments, at fair value	$98,456,542	$—	$—	$98,456,542

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$4,181,362	$1,890,577	$(242,867)	$114,763	$5,943,835	$129,936	$(380)	$—
Voya Multi-Manager International Equity Fund - Class I	6,896,270	2,296,965	(1,253,151)	(56,047)	7,884,037	—	163,707	—
Voya VACS Series EME Fund	2,510,177	614,035	(210,158)	(24,424)	2,889,630	—	28,942	—
	$13,587,809	$4,801,577	$(1,706,176)	$34,292	$16,717,502	$129,936	$192,269	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $82,359,085.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$16,097,457
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$16,097,457

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2055 Fund	as of November 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 29.9%
138,279	iShares Core S&P Mid-Cap ETF	$9,320,005	7.0
39,595	iShares Core S&P Small-Cap ETF	5,009,955	3.8
413,449	Vanguard FTSE Developed Markets ETF	20,796,485	15.6
101,768	Vanguard FTSE Emerging Markets ETF	4,637,568	3.5
	Total Exchange-Traded Funds (Cost $36,310,723)	39,764,013	29.9
MUTUAL FUNDS: 70.1%
	Affiliated Investment Companies: 15.9%
761,989	Voya Intermediate Bond Fund - Class R6	6,697,882	5.0
991,571	Voya Multi-Manager International Equity Fund - Class I	10,599,891	8.0
351,107	Voya VACS Series EME Fund	3,893,771	2.9
		21,191,544	15.9

	Unaffiliated Investment Companies: 54.2%
1,083,181	Nuveen S&P 500 Index Fund - Class R6	72,161,536	54.2
	Total Mutual Funds (Cost $82,028,168)	93,353,080	70.1
	Total Long-Term Investments (Cost $118,338,891)	133,117,093	100.0
	Total Investments in Securities (Cost $118,338,891)	$133,117,093	100.0
	Assets in Excess of Other Liabilities	37,873	0.0
	Net Assets	$133,154,966	100.0

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2055 Fund	as of November 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$39,764,013	$—	$—	$39,764,013
Mutual Funds	93,353,080	—	—	93,353,080
Total Investments, at fair value	$133,117,093	$—	$—	$133,117,093

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$2,994,459	$3,831,560	$(192,136)	$63,999	$6,697,882	$117,387	$185	$—
Voya Multi-Manager International Equity Fund - Class I	6,433,570	12,216,524	(7,410,058)	(640,145)	10,599,891	—	603,956	—
Voya VACS Series EME Fund	2,293,474	3,134,437	(1,252,498)	(281,642)	3,893,771	—	184,788	—
	$11,721,503	$19,182,521	$(8,854,692)	$(857,788)	$21,191,544	$117,387	$788,929	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $119,945,742.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$15,317,233
Gross Unrealized Depreciation	(2,145,882)
Net Unrealized Appreciation	$13,171,351

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2060 Fund	as of November 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 29.7%
57,746	iShares Core S&P Mid-Cap ETF	$3,892,080	7.0
16,535	iShares Core S&P Small-Cap ETF	2,092,174	3.7
172,659	Vanguard FTSE Developed Markets ETF	8,684,748	15.5
42,499	Vanguard FTSE Emerging Markets ETF	1,936,679	3.5
	Total Exchange-Traded Funds (Cost $14,555,800)	16,605,681	29.7
MUTUAL FUNDS: 70.3%
	Affiliated Investment Companies: 16.0%
320,283	Voya Intermediate Bond Fund - Class R6	2,815,285	5.0
422,290	Voya Multi-Manager International Equity Fund - Class I	4,514,280	8.1
148,756	Voya VACS Series EME Fund	1,649,703	2.9
		8,979,268	16.0

	Unaffiliated Investment Companies: 54.3%
455,924	Nuveen S&P 500 Index Fund - Class R6	30,373,687	54.3
	Total Mutual Funds (Cost $31,857,479)	39,352,955	70.3
	Total Long-Term Investments (Cost $46,413,279)	55,958,636	100.0
	Total Investments in Securities (Cost $46,413,279)	$55,958,636	100.0
	Assets in Excess of Other Liabilities	12,461	0.0
	Net Assets	$55,971,097	100.0

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2060 Fund	as of November 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$16,605,681	$—	$—	$16,605,681
Mutual Funds	39,352,955	—	—	39,352,955
Total Investments, at fair value	$55,958,636	$—	$—	$55,958,636

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$1,806,841	$1,047,472	$(89,695)	$50,667	$2,815,285	$60,369	$478	$—
Voya Multi-Manager International Equity Fund - Class I	4,039,616	1,638,778	(1,084,883)	(79,231)	4,514,280	—	141,422	—
Voya VACS Series EME Fund	1,389,465	414,612	(140,570)	(13,804)	1,649,703	—	14,535	—
	$7,235,922	$3,100,862	$(1,315,148)	$(42,368)	$8,979,268	$60,369	$156,435	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $47,441,907.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$8,516,729
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$8,516,729

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2065 Fund	as of November 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 29.6%
21,875	iShares Core S&P Mid-Cap ETF	$1,474,375	6.7
6,264	iShares Core S&P Small-Cap ETF	792,584	3.6
69,624	Vanguard FTSE Developed Markets ETF	3,502,087	16.0
16,099	Vanguard FTSE Emerging Markets ETF	733,631	3.3
	Total Exchange-Traded Funds (Cost $5,794,761)	6,502,677	29.6
MUTUAL FUNDS: 70.4%
	Affiliated Investment Companies: 15.7%
100,513	Voya Intermediate Bond Fund - Class R6	883,507	4.0
177,438	Voya Multi-Manager International Equity Fund - Class I	1,896,808	8.6
60,711	Voya VACS Series EME Fund	673,290	3.1
		3,453,605	15.7

	Unaffiliated Investment Companies: 54.7%
180,115	Nuveen S&P 500 Index Fund - Class R6	11,999,279	54.7
	Total Mutual Funds (Cost $13,125,707)	15,452,884	70.4
	Total Long-Term Investments (Cost $18,920,468)	21,955,561	100.0
	Total Investments in Securities (Cost $18,920,468)	$21,955,561	100.0
	Assets in Excess of Other Liabilities	8,704	0.0
	Net Assets	$21,964,265	100.0

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2065 Fund	as of November 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,502,677	$—	$—	$6,502,677
Mutual Funds	15,452,884	—	—	15,452,884
Total Investments, at fair value	$21,955,561	$—	$—	$21,955,561

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$446,109	$454,163	$(28,717)	$11,952	$883,507	$16,667	$71	$—
Voya Multi-Manager International Equity Fund - Class I	1,334,744	1,407,665	(769,298)	(76,303)	1,896,808	—	90,156	—
Voya VACS Series EME Fund	452,582	342,991	(99,487)	(22,796)	673,290	—	16,340	—
	$2,233,435	$2,204,819	$(897,502)	$(87,147)	$3,453,605	$16,667	$106,567	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $19,239,269.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$3,052,896
Gross Unrealized Depreciation	(336,604)
Net Unrealized Appreciation	$2,716,292

See Accompanying Notes to Financial Statements

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 14, 2024, the Board of Trustees (“Board”) of Voya Separate Portfolios Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Target In-Retirement Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, Voya Target Retirement 2060 Fund, and Voya Target Retirement 2065 Fund, each a series of the Trust (the “Funds”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Funds, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Fund (the “Sub-Adviser”), for an additional one-year period ending November 30, 2025.

In addition to the Board meeting on November 14, 2024, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 9, 2024 and November 12, 2024. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Funds.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (“Morningstar,” an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when a Fund grows larger and the extent to which any such economies are shared with the Fund. The Board also considered that, while the Funds do not have management fee breakpoints, they have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group and which additional services the Manager pays for on behalf of the Funds under the “bundled fee” arrangement in return for a single management fee (“Bundled Fee Structure”). The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager proposed any changes thereto. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

of the services that each has performed and is expected to perform.

For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by, or other distribution related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Fund-by-Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2024, November 12,

2024, and/or November 14, 2024 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2024. In addition, the Board also considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Target In-Retirement Fund

In considering whether to approve the renewal of the Contracts for Voya Target In-Retirement Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the second quintile of its Morningstar category for the ten-year period and the third quintile for the year-to-date, one-year, three-year and five-year periods; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the three-year and five-year periods, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the second quintile; (b) the Fund’s contractual management fee rate is ranked in the second quintile; and (c) the Fund’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Fund’s net expense ratio, not inclusive of AFFE, is below the median. In analyzing this fee data, the Board took into account (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) the expense borne by the Manager for the provision of most services by certain third parties to the Fund, such as transfer agency (excluding sub-transfer agency), custody, accounting, and legal services, pursuant to the Fund’s Bundled Fee Structure.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Voya Target Retirement 2025 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2025 Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the second quintile of its Morningstar category for the year-to-date, one-year and three-year periods and the third quintile for the five-year and ten-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of the year-to-date and one-year periods, during which it outperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the second quintile; (b) the Fund’s contractual management fee rate is ranked in the second quintile; and (c) the Fund’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Fund’s net expense ratio, not inclusive of AFFE, is below the median.

In analyzing this fee data, the Board took into account (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) the expense borne by the Manager for the provision of most services by certain third parties to the Fund, such as transfer agency (excluding sub-transfer agency), custody, accounting, and legal services, pursuant to the Fund’s Bundled Fee Structure.

Voya Target Retirement 2030 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2030 Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the first quintile of its Morningstar category for the one-year period and the second quintile for the year-to-date, three-year, five-year and ten-year periods; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the three-year and ten-year periods, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the second quintile; (b) the Fund’s contractual management fee rate is ranked in the second quintile; and (c) the Fund’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Fund’s net expense ratio , not inclusive of AFFE, is below the median.

In analyzing this fee data, the Board took into account (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) the expense borne by the Manager for the provision of most services by certain third parties to the Fund, such as transfer agency (excluding sub-transfer agency), custody, accounting, and legal services, pursuant to the Fund’s Bundled Fee Structure.

Voya Target Retirement 2035 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2035 Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the first quintile of its Morningstar category for the three-year and five-year periods and the second quintile for the year-to-date, one-year and ten-year periods; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the three-year and ten-year periods, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the second quintile; (b) the Fund’s contractual management fee rate is ranked in the second quintile; and (c) the Fund’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Fund’s net expense ratio, not inclusive of AFFE, is below the median.

In analyzing this fee data, the Board took into account (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) the expense borne by the Manager for the provision of most services by certain third parties to the Fund, such as transfer agency (excluding sub-transfer agency), custody, accounting, and legal services, pursuant to the Fund’s Bundled Fee Structure.

Voya Target Retirement 2040 Fund

In considering whether to approve the renewal of the

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Contracts for Voya Target Retirement 2040 Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the first quintile of its Morningstar category for the three-year and five-year periods and the second quintile for the year-to-date, one-year and ten-year periods; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the three-year period, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the second quintile; (b) the Fund’s contractual management fee rate is ranked in the second quintile; and (c) the Fund’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Fund’s net expense ratio, not inclusive of AFFE, is below the median.

In analyzing this fee data, the Board took into account (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) the expense borne by the Manager for the provision of most services by certain third parties to the Fund, such as transfer agency (excluding sub-transfer agency), custody, accounting, and legal services, pursuant to the Fund’s Bundled Fee Structure.

Voya Target Retirement 2045 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2045 Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the first quintile of its Morningstar category for the three-year and five-year periods, the second quintile for the one-year and ten-year periods and the third quintile for the year-to-date period; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the three-year period, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the second quintile; (b) the Fund’s contractual management fee rate is ranked in the second quintile; and (c) the Fund’s all-in net expense ratio, inclusive of the Acquired Fund

Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Fund’s net expense ratio, not inclusive of AFFE, is below the median.

In analyzing this fee data, the Board took into account (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) the expense borne by the Manager for the provision of most services by certain third parties to the Fund, such as transfer agency (excluding sub-transfer agency), custody, accounting, and legal services, pursuant to the Fund’s Bundled Fee Structure.

Voya Target Retirement 2050 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2050 Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the first quintile of its Morningstar category for the five-year period, the second quintile for the one-year, three-year and ten-year periods and the third quintile for the year-to-date period; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the three-year period, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the second quintile; (b) the Fund’s contractual management fee rate is ranked in the second quintile; and (c) the Fund’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Fund’s net expense ratio, not inclusive of AFFE, is below the median.

In analyzing this fee data, the Board took into account (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) the expense borne by the Manager for the provision of most services by certain third parties to the Fund, such as transfer agency (excluding sub-transfer agency), custody, accounting, and legal services, pursuant to the Fund’s Bundled Fee Structure.

Voya Target Retirement 2055 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2055 Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

the first quintile of its Morningstar category for the five-year period, the second quintile for the one-year, three-year and ten-year periods and the third quintile for the year-to-date period; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the three-year period, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the second quintile; (b) the Fund’s contractual management fee rate is ranked in the second quintile; and (c) the Fund’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Fund’s net expense ratio, not inclusive of AFFE, is below the median.

In analyzing this fee data, the Board took into account (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) the expense borne by the Manager for the provision of most services by certain third parties to the Fund, such as transfer agency (excluding sub-transfer agency), custody, accounting, and legal services, pursuant to the Fund’s Bundled Fee Structure.

Voya Target Retirement 2060 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2060 Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the first quintile of its Morningstar category for the five-year period, the second quintile for the three-year period and the third quintile for the year-to-date and one-year periods; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the three-year period, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the second quintile; (b) the Fund’s contractual management fee rate is ranked in the second quintile; and (c) the Fund’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Fund’s net expense ratio, not inclusive of AFFE, is below the median.

In analyzing this fee data, the Board took into account (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) the expense borne by the Manager for the provision of most services by certain third parties to the Fund, such as transfer agency (excluding sub-transfer agency), custody, accounting, and legal services, pursuant to the Fund’s Bundled Fee Structure.

Voya Target Retirement 2065 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2065 Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the second quintile of its Morningstar category for the three-year period and the third quintile for the year-to-date and one-year periods; and (2) the Fund outperformed its primary benchmark for the year-to-date and one-year periods and underperformed for the three-year period.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the third quintile; (b) the Fund’s contractual management fee rate is ranked in the first quintile; and (c) the Fund’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Fund’s net expense ratio, not inclusive of AFFE, is below the median.

In analyzing this fee data, the Board took into account (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) the expense borne by the Manager for the provision of most services by certain third parties to the Fund, such as transfer agency (excluding sub-transfer agency), custody, accounting, and legal services, pursuant to the Fund’s Bundled Fee Structure.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Fund and that approval of the continuation of the Contracts is in the best interests of each Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

representations, the Board concluded that it was satisfied with management’s responses relating to each Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Fund for the year ending November 30, 2025.

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Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

103 Bellevue Parkway

Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

169172 (1124)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7. Aggregate amount of $14,154 was paid by the series of the Trust during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: February 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: February 10, 2025

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: February 10, 2025